UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[Logo - American Funds ®]

Bond Fund of AmericaSM
Investment portfolio

March 31, 2006

Bonds & notes — 89.44%	Principal amount (000)		Market value (000)

CORPORATE BONDS & NOTES — 46.34%
FINANCIALS — 16.75%
International Lease Finance Corp., Series P, 3.125% 2007		$2,000	$1,953
International Lease Finance Corp. 3.75% 2007		5,800	5,677
ASIF Global Financing XVIII 3.85% 2007[1]		5,785	5,657
ASIF Global Financing XXVIII 4.73% 2007[1,2]		2,000	2,001
International Lease Finance Corp. 4.35% 2008		21,000	20,459
International Lease Finance Corp. 4.50% 2008		15,500	15,248
AIG SunAmerica Global Financing VII 5.85% 2008[1]		24,250	24,524
International Lease Finance Corp. 3.50% 2009		13,000	12,328
International Lease Finance Corp., Series O, 4.55% 2009		18,355	17,830
International Lease Finance Corp. 4.75% 2009		22,000	21,515
International Lease Finance Corp. 5.00% 2010		4,565	4,482
International Lease Finance Corp. 5.125% 2010		25,000	24,541
International Lease Finance Corp., Series Q, 5.45% 2011		15,000	14,899
International Lease Finance Corp. 5.00% 2012		13,500	12,999
ASIF Global Financing XIX 4.90% 2013[1]		2,000	1,932
International Lease Finance Corp. 5.875% 2013		5,000	5,037
American International Group, Inc. 5.05% 2015[1]		10,000	9,553
American General Finance Corp., Series I, 5.40% 2015		20,000	19,401
ILFC E-Capital Trust I 5.90% 2065[1,2]		54,500	52,947
ILFC E-Capital Trust II 6.25% 2065[1,2]		9,325	8,953
Washington Mutual, Inc. 7.50% 2006		5,000	5,043
Washington Mutual, Inc. 4.375% 2008		16,735	16,461
Washington Mutual, Inc. 4.20% 2010		4,000	3,824
Washington Mutual, Inc. 5.00% 2012		14,000	13,528
Washington Mutual, Inc. 5.235% 2012[2]		41,000	40,955
Washington Mutual, Inc. 5.32% 2012[2]		35,000	35,131
Washington Mutual, Inc. 5.25% 2017		10,000	9,389
Providian Financial Corp., Series A, 9.525% 2027[1]		16,750	17,959
Washington Mutual Preferred Funding I Ltd. 6.534% (undated)[1,2]		123,400	119,999
Household Finance Corp. 5.75% 2007		10,000	10,044
Household Finance Corp. 7.875% 2007		32,000	32,707
Household Finance Corp. 4.125% 2008		1,000	970
Household Finance Corp. 6.40% 2008		10,000	10,224
Household Finance Corp. 4.125% 2009		25,000	23,967
HSBC Finance Corp. 4.625% 2010		11,500	11,100
Household Finance Corp. 6.375% 2011		7,250	7,531
Household Finance Corp. 6.75% 2011		23,750	25,030
HSBC Finance Corp. 4.952% 2012[2]		28,460	28,558
HSBC Holdings PLC 5.25% 2012		10,000	9,820
HSBC Finance Corp. 5.26% 2012[2]		20,000	20,069
HSBC Bank USA 4.625% 2014[1]		4,000	3,743
HSBC Finance Corp. 5.00% 2015		31,730	30,002
HSBC Finance Capital Trust IX 5.911% 2035[2]		10,000	9,829
Midland Bank 4.94% Eurodollar note (undated)[2]		15,000	12,975
J.P. Morgan Chase & Co. 5.35% 2007		3,285	3,288
J.P. Morgan Chase & Co. 4.00% 2008		12,500	12,229
BANK ONE, Texas, NA 6.25% 2008		7,250	7,361
J.P. Morgan Chase & Co. 6.75% 2011		15,000	15,784
J.P. Morgan Chase & Co. 6.625% 2012		14,165	14,909
J.P. Morgan Chase & Co. 5.75% 2013		16,000	16,129
J.P. Morgan Chase & Co. 4.75% 2015		7,500	7,070
J.P. Morgan Chase & Co. 4.891% 2015		57,100	55,512
Bank One Corp. 4.90% 2015		9,000	8,486
J.P. Morgan Chase & Co. 5.15% 2015		24,190	23,191
Chase Capital II, Global Floating Rate Capital Securities, Series B, 5.18% 2027[2]		20,000	19,085
CIT Group Inc. 3.65% 2007		25,720	25,067
CIT Group Inc. 5.75% 2007		20,500	20,631
CIT Group Inc. 4.00% 2008		14,000	13,629
CIT Group Inc. 3.375% 2009		5,000	4,729
CIT Group Inc. 6.875% 2009		31,000	32,372
CIT Group Inc. 4.25% 2010		30,000	28,749
CIT Group Inc. 7.75% 2012		26,875	29,659
CIT Group Inc. 5.40% 2013		15,000	14,739
HBOS Treasury Services PLC 3.75% 2008[1]		2,000	1,931
HBOS PLC, Series B, 5.92% (undated)[1,2]		101,800	98,460
HBOS PLC 6.413% (undated)[1]		7,100	6,780
Bank of Scotland 7.00% (undated)[1,2]		25,000	25,523
USA Education, Inc. 5.625% 2007		45,150	45,291
SLM Corp., Series A, 3.95% 2008		17,500	16,923
SLM Corp., Series A, 4.00% 2010		5,500	5,192
SLM Corp., Series A, 4.50% 2010		43,000	41,080
SLM Corp., Series A, 5.125% 2012		5,000	4,868
SLM Corp., Series A, 5.375% 2013		5,450	5,384
Prudential Financial, Inc. 4.104% 2006		10,000	9,937
Prudential Insurance Co. of America 6.375% 2006[1]		4,000	4,014
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[1]		7,500	7,225
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[1]		2,500	2,447
PRICOA Global Funding I 4.20% 2010[1]		17,000	16,267
Prudential Financial, Inc., Series B, 4.75% 2014		4,000	3,777
Prudential Financial, Inc., Series B, 5.10% 2014		1,000	966
Prudential Holdings, LLC, Series C, 8.695% 2023[1,3]		57,035	69,581
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)[1,2]		74,250	76,390
Société Générale 7.85% (undated)[1,2]		17,705	18,158
Resona Bank, Ltd. 3.75% 2015[2]		€9,740	11,638
Resona Bank, Ltd. 5.85% (undated)[1,2]		$84,835	82,471
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[1]		57,950	55,185
Westfield Capital Corp. Ltd. and WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[1]		26,600	25,435
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 5.50% 2017		£3,470	6,056
MBNA Europe Funding PLC 4.95% 2007[1,2]		$7,000	7,006
Bank of America Corp. 3.875% 2008		2,000	1,955
Bank of America Corp. 4.375% 2010		13,000	12,473
Bank of America Corp. 4.50% 2010		9,000	8,707
BankAmerica Corp. 7.125% 2011		1,750	1,887
Bank of America Corp. 4.875% 2012		2,000	1,939
MBNA Corp., Series F, 7.50% 2012		1,800	1,982
Bank of America Corp. 5.25% 2015		5,000	4,859
MBNA Capital A, Series A, 8.278% 2026		7,500	7,917
MBNA Global Capital Funding, Series B, 5.48% 2027[2]		33,000	32,676
Citigroup Inc. 3.50% 2008		20,000	19,407
Citigroup Inc. 4.25% 2009		15,000	14,540
Citigroup Inc. 4.125% 2010		26,000	24,898
Citigroup Inc. 5.125% 2011		10,000	9,875
Citigroup Inc. 5.625% 2012		5,675	5,713
Price REIT, Inc. 7.50% 2006		2,760	2,796
Kimco Realty Corp., Series C, 3.95% 2008		9,200	8,942
Kimco Realty Corp., Series C, 4.82% 2011		10,000	9,652
Kimco Realty Corp. 6.00% 2012		18,500	18,851
Kimco Realty Corp., Series C, 4.82% 2014		12,000	11,251
Kimco Realty Corp., Series C, 4.904% 2015		3,000	2,824
Kimco Realty Corp., Series C, 5.783% 2016		18,500	18,444
MUFG Capital Finance 2 Ltd. 4.85% noncumulative preferred (undated)[2]		€4,650	5,598
MUFG Capital Finance 1 Ltd. 6.346% noncumulative preferred (undated)[2]		$63,345	62,861
Mizuho Capital Investment (USD) 1 Ltd. and Mizuho Capital Investment (EUR) 1 Ltd.
6.686% noncumulative preferred (undated)[1,2]		67,210	66,268
Sumitomo Mitsui Banking Corp. 5.625% (undated)[1,2]		67,125	65,235
Lazard Group LLC 7.125% 2015		58,990	61,387
Banco Santander Central Hispano, SA 7.625% 2010		4,000	4,338
Abbey National PLC 6.70% (undated)[2]		18,380	18,783
Abbey National PLC 7.35% (undated)[2]		30,500	30,885
Abbey National PLC 7.50% (undated)[2]		£2,975	5,984
ReliaStar Financial Corp. 8.00% 2006		$23,160	23,492
ING Security Life Institutional Funding 2.70% 2007[1]		4,730	4,611
ReliaStar Financial Corp. 6.50% 2008		6,016	6,167
ING Bank NV 5.50% 2012		€3,750	4,900
ING Groep NV 5.775% (undated)[2]		$17,750	17,298
EOP Operating LP 7.75% 2007		2,000	2,068
EOP Operating LP 6.75% 2008		24,500	25,003
EOP Operating LP 4.65% 2010		17,010	16,288
EOP Operating LP 7.00% 2011		2,500	2,633
EOP Operating LP 6.75% 2012		8,250	8,609
EOP Operating LP 7.50% 2029		1,710	1,851
XL Capital Finance (Europe) PLC 6.50% 2012		12,455	12,838
Mangrove Bay Pass Through Trust 6.102% 2033[1,2]		31,505	30,529
Twin Reefs Asset Trust (XLFA), Series B, 5.698% (undated)[1,2]		10,200	10,210
Developers Diversified Realty Corp. 3.875% 2009		19,500	18,594
Developers Diversified Realty Corp. 5.00% 2010		2,500	2,434
Developers Diversified Realty Corp. 5.375% 2012		15,450	15,060
Developers Diversified Realty Corp. 5.50% 2015		17,500	16,877
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative preferred (undated)[1,2]		52,295	52,019
Wachovia Corp., Series G, 4.375% 2010		5,000	4,820
Wachovia Capital Trust III 5.80% (undated)		45,000	44,258
BNP Paribas 5.186% noncumulative (undated)[1,2]		50,910	47,838
Allstate Life Global Funding Trust, Series 2004-2, 4.86% 2007[2]		3,000	3,001
Allstate Financial Global Funding LLC 5.25% 2007[1]		26,500	26,461
Allstate Financial Global Funding LLC 4.25% 2008[1]		7,500	7,327
Allstate Life Global Funding Trust, Series 2004-1, 4.50% 2009		5,000	4,889
Allstate Financing II 7.83% 2045		5,000	5,250
PLD International Finance LLC 4.375% 2011		€4,150	5,065
ProLogis 5.50% 2012		$17,500	17,318
ProLogis 5.625% 2015[1]		25,000	24,488
Kazkommerts International BV 7.00% 2009[1]		5,500	5,594
Kazkommerts International BV 7.00% 2009		2,850	2,898
Kazkommerts International BV 8.50% 2013		8,500	9,116
Kazkommerts International BV 7.875% 2014[1]		9,200	9,508
Kazkommerts International BV 8.00% 2015[1]		15,500	16,058
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007[1]		17,500	17,497
AEGON NV 4.625% 2008		€7,750	9,603
Transamerica Corp. 9.375% 2008		$7,500	7,986
Monumental Global Funding II, Series 2004-F, 4.375% 2009[1]		2,000	1,941
AEGON NV 6.125% 2031		£1,600	3,266
HVB Funding Trust I 8.741% 2031[1]		$18,339	23,057
HVB Funding Trust III 9.00% 2031[1]		12,530	16,130
TuranAlem Finance BV 8.00% 2014		9,710	9,890
TuranAlem Finance BV 8.50% 2015[1]		20,560	21,562
TuranAlem Finance BV 8.50% 2015		6,890	7,226
Royal Bank of Scotland Group PLC 8.375% 2007		£6,500	11,611
Royal Bank of Scotland Group PLC 5.00% 2014		$6,500	6,260
National Westminster Bank PLC 7.75% (undated)[2]		17,000	17,550
ACE Ltd. 6.00% 2007		1,000	1,006
ACE INA Holdings Inc. 5.875% 2014		14,500	14,550
ACE INA Holdings Inc. 8.875% 2029		2,450	3,104
ACE Capital Trust II 9.70% 2030		12,423	16,588
CNA Financial Corp. 6.75% 2006		3,000	3,024
CNA Financial Corp. 5.85% 2014		13,500	13,150
CNA Financial Corp. 7.25% 2023		18,088	19,017
Berkshire Hathaway Finance Corp. 4.125% 2010		25,000	23,929
Berkshire Hathaway Finance Corp. 4.75% 2012		10,000	9,661
World Savings Bank, FSB, Bank Notes, Series 2008-FXR, 4.125% 2008		34,250	33,464
Nationwide Life Insurance Co. 5.35% 2007[1]		4,250	4,252
North Front Pass Through Trust 5.81% 2024[1,2]		18,500	18,010
Nationwide Mutual Insurance Co. 7.875% 2033[1]		8,000	9,194
Nationwide Mutual Insurance Co. 6.60% 2034[1]		2,000	1,944
Skandinaviska Enskilda Banken AB 4.958% (undated)[1,2]		7,050	6,561
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2]		12,000	11,526
Skandinaviska Enskilda Banken AB 7.50% (undated)[2]		12,500	13,277
Principal Life Global Funding I 2.80% 2008[1]		11,625	11,036
Principal Life Global Funding I 4.40% 2010[1]		16,600	15,866
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010		2,000	1,980
Liberty Mutual Group Inc. 6.50% 2035[1]		27,965	26,486
Brandywine Operating Partnership, LP 5.75% 2012		26,550	26,397
iStar Financial, Inc. 5.375% 2010		10,675	10,512
iStar Financial, Inc., Series B, 5.125% 2011		1,500	1,449
iStar Financial, Inc. 6.05% 2015		14,285	14,182
Hospitality Properties Trust 7.00% 2008		1,000	1,024
Hospitality Properties Trust 6.75% 2013		17,845	18,590
Hospitality Properties Trust 5.125% 2015		6,850	6,398
Simon Property Group, LP 4.875% 2010		12,000	11,712
Simon Property Group, Inc. 5.375% 2011[1]		12,500	12,330
Rouse Co. 3.625% 2009		5,200	4,837
Rouse Co. 7.20% 2012		17,700	18,381
Assurant, Inc. 5.625% 2014		23,500	23,128
Jackson National Life Global Funding, Series 2002-1, 5.25% 2007[1]		23,125	22,999
Hartford Financial Services Group, Inc. 2.375% 2006		2,000	1,992
Hartford Financial Services Group, Inc. 4.70% 2007		16,250	16,099
Hartford Financial Services Group, Inc. 4.625% 2013		5,000	4,698
Metropolitan Life Global Funding I, Series 2004-2, 4.987% 2007[1,2]		1,500	1,502
Met Life Global Funding I 2.60% 2008[1]		20,000	18,832
MetLife, Inc. 5.00% 2015		2,000	1,907
John Hancock Global Funding II, Series 2002-G, 5.00% 2007[1]		5,000	4,970
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[1]		18,000	17,161
United Overseas Bank Ltd. 5.375% 2019[1,2]		22,250	21,480
Development Bank of Singapore Ltd. 7.875% 2009[1]		20,000	21,460
Zions Bancorporation 5.50% 2015		21,625	21,136
Canadian Imperial Bank of Commerce 5.125% Eurodollar note 2085[2]		25,000	20,938
Countrywide Home Loans, Inc., Series M, 4.125% 2009		20,000	19,132
United Dominion Realty Trust, Inc., Series E, 4.50% 2008		17,000	16,634
Standard Chartered Bank 4.775% (undated)[2]		5,000	4,150
Standard Chartered Bank 5.188% Eurodollar note (undated)[2]		15,000	12,450
Credit Suisse First Boston , Inc. 6.50% 2012		15,000	15,684
Bank of Ireland 6.107% (undated)[1,2]		16,000	15,461
Protective Life Insurance Co., Series 2005-C, 4.85% 2010		15,000	14,734
Barclays Bank PLC 8.55% (undated)[1,2]		13,080	14,732
Downey Financial Corp. 6.50% 2014		14,380	14,360
Advanta Capital Trust I, Series B, 8.99% 2026		12,500	12,781
Plum Creek Timberlands, LP 5.875% 2015		13,000	12,766
Genworth Financial, Inc. 5.06% 2007[2]		2,500	2,505
Genworth Financial, Inc. 4.75% 2009		10,345	10,159
ERP Operating LP 4.75% 2009		2,225	2,181
ERP Operating LP 6.625% 2012		5,000	5,265
ERP Operating LP 5.375% 2016		5,000	4,840
Independence Community Bank Corp. 4.90% 2010		12,000	11,589
E*TRADE Financial Corp. 7.375% 2013		925	948
E*TRADE Financial Corp. 7.875% 2015		9,720	10,303
Comerica, Inc., Imperial Capital Trust I, Imperial Bancorp, Series B, 9.98% 2026		10,200	11,213
MassMutual Global Funding II, Series 2002-1, 3.50% 2010[1]		12,000	11,167
Wells Fargo & Co. 3.50% 2008		3,310	3,205
Wells Fargo & Co. 4.125% 2008		8,000	7,836
Banco Santander-Chile 5.375% 2014[1]		11,200	10,825
PNC Funding Corp. 4.20% 2008		6,750	6,612
PNC Funding Corp. 5.125% 2010		4,000	3,954
AB Spintab 6.00% 2009		SKr73,000	10,097
United Energy Distribution Pty Ltd., AMBAC insured, 4.70% 2011[1]		$10,000	9,669
Post Apartment Homes, LP 7.70% 2010		1,400	1,513
Post Apartment Homes, LP 5.125% 2011		7,720	7,524
American Express Credit Corp. 3.00% 2008		9,060	8,658
Bank of Nova Scotia 5.125% 2085[2]		10,000	8,426
Host Marriott, LP, Series G, 9.25% 2007		625	658
Host Marriott, LP, Series M, 7.00% 2012		6,595	6,768
Host Marriott, LP, Series O, 6.375% 2015		635	628
Chohung Bank 4.50% 2014[1,2]		8,000	7,622
Capital One Financial Corp. 6.25% 2013		7,000	7,198
Lloyds Bank, Series 2, 5.00% (undated)[2]		8,000	7,054
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[1,2]		6,500	6,810
Allied Irish Banks Ltd. 5.188% (undated)[2]		7,000	6,343
National Australia Bank Ltd. 5.486% (undated)[1,2]		5,925	5,737
Weingarten Realty Investors, Series A, 4.857% 2014		6,080	5,721
Munich Re Finance BV 6.75% 2023[2]		€3,670	5,067
Irvine Apartment Communities, LP 7.00% 2007		$5,000	5,053
Industrial Bank of Korea 4.00% 2014[1,2]		5,000	4,740
Westpac Capital Trust IV 5.256% (undated)[1,2]		4,500	4,272
Bergen Bank 5.125% (undated)[2]		5,000	4,213
Fairfax Financial Holdings Ltd. 7.75% 2012		4,675	4,137
National Bank of Canada 5.125% 2087[2]		5,000	4,100
Christiana Bank Og Kreditkasse 4.75% (undated)[2]		4,000	3,558
Federal Realty Investment Trust 4.50% 2011		3,500	3,308
Longview Fibre Co. 10.00% 2009		2,730	2,880
FelCor Lodging LP 9.00% 2011[2]		2,270	2,497
Willis North America Inc. 5.625% 2015		2,500	2,440
Deutsche Bank Financial LLC 5.375% 2015		2,000	1,957
UnionBanCal Corp. 5.25% 2013		2,000	1,943
UnumProvident Finance Co. PLC 6.85% 2015[1]		1,425	1,451
Crescent Real Estate LP 7.50% 2007		1,190	1,212
			3,973,753

CONSUMER DISCRETIONARY — 8.83%
General Motors Acceptance Corp. 4.50% 2006		4,600	4,561
General Motors Acceptance Corp. 6.125% 2006		3,880	3,863
General Motors Acceptance Corp. 5.50% 2007[2]		27,000	26,578
General Motors Acceptance Corp. 5.62% 2007[2]		15,000	14,698
General Motors Acceptance Corp. 6.15% 2007		2,750	2,702
General Motors Acceptance Corp. 5.125% 2008		9,855	9,279
Residential Capital Corp. 6.07% 2008[2]		17,500	17,719
General Motors Corp. 6.375% 2008		4,750	4,061
General Motors Nova Scotia Finance Co. 6.85% 2008		6,800	5,763
General Motors Acceptance Corp. 5.85% 2009		25,790	24,134
Residential Capital Corp. 6.375% 2010		47,500	47,896
General Motors Acceptance Corp. 7.75% 2010		5,880	5,738
Residential Capital Corp. 6.00% 2011		30,000	29,792
General Motors Corp. 7.20% 2011		12,700	9,970
General Motors Acceptance Corp. 7.25% 2011		68,350	64,837
General Motors Acceptance Corp. 7.00% 2012		37,750	35,190
General Motors Corp. 7.125% 2013		6,865	5,149
General Motors Corp. 7.25% 2013		€700	650
General Motors Acceptance Corp. 7.02% 2014[2]		$75,000	68,424
Residential Capital Corp. 6.875% 2015		2,780	2,903
General Motors Corp. 7.70% 2016		2,000	1,465
General Motors Corp. 8.375% 2033		1,200	885
Ford Motor Credit Co. 5.50% 2006		€ 2,750	3,336
Ford Motor Credit Co. 4.875% 2007		13,950	16,668
Ford Motor Credit Co. 6.50% 2007		$1,500	1,495
Ford Motor Credit Co. 7.20% 2007		3,000	2,961
Ford Motor Credit Co. 5.80% 2009		3,500	3,198
Ford Motor Credit Co. 7.375% 2009		53,725	50,547
Ford Motor Credit Co. 6.17% 2010[2]		35,275	31,949
Ford Motor Credit Co. 7.875% 2010		140,000	131,359
DaimlerChrysler North America Holding Corp. 6.40% 2006		13,885	13,901
DaimlerChrysler North America Holding Corp. 4.05% 2008		4,750	4,605
DaimlerChrysler North America Holding Corp. 4.75% 2008		4,800	4,735
DaimlerChrysler North America Holding Corp. 5.33% 2009[2]		30,000	30,030
DaimlerChrysler North America Holding Corp. 7.20% 2009		19,750	20,638
DaimlerChrysler North America Holding Corp. 4.875% 2010		37,750	36,416
DaimlerChrysler North America Holding Corp. 8.00% 2010		56,500	60,834
DaimlerChrysler North America Holding Corp. 7.75% 2011		26,350	28,291
DaimlerChrysler North America Holding Corp. 6.50% 2013		11,610	11,826
DaimlerChrysler North America Holding Corp. 8.50% 2031		1,610	1,889
Comcast Cable Communications, Inc. 6.20% 2008		7,150	7,273
Lenfest Communications, Inc. 7.625% 2008		6,750	6,984
Comcast Cable Communications, Inc. 6.875% 2009		15,194	15,724
Comcast Corp. 5.45% 2010		6,250	6,187
Comcast Cable Communications, Inc. 6.75% 2011		19,355	20,140
Tele-Communications, Inc. 9.80% 2012		17,500	20,646
Comcast Cable Communications, Inc. 7.125% 2013		1,650	1,749
Tele-Communications, Inc. 7.875% 2013		7,500	8,244
Comcast Corp. 5.85% 2015		37,730	37,057
Comcast Corp. 6.50% 2015		23,000	23,604
Comcast Corp. 5.90% 2016		6,570	6,455
Comcast Corp. 5.65% 2035		6,670	5,833
Clear Channel Communications, Inc. 6.625% 2008		5,375	5,456
Chancellor Media Corp. of Los Angeles 8.00% 2008		12,500	13,129
Clear Channel Communications, Inc. 7.65% 2010		15,826	16,642
Clear Channel Communications, Inc. 5.75% 2013		12,200	11,628
Clear Channel Communications, Inc. 5.50% 2014		3,000	2,777
Clear Channel Communications, Inc. 6.875% 2018		13,000	12,662
News America Holdings Inc. 6.625% 2008		12,900	13,180
News America Inc. 5.30% 2014		16,000	15,417
News America Holding Inc. 8.25% 2018		2,700	3,138
News America Inc. 6.40% 2035[1]		26,000	24,940
Harrah’s Operating Co., Inc. 5.50% 2010		17,320	17,161
Harrah’s Operating Co., Inc. 5.625% 2015		27,650	26,540
Harrah’s Operating Co., Inc. 5.75% 2017		12,000	11,386
Time Warner Inc. 8.18% 2007		2,225	2,305
AOL Time Warner Inc. 6.875% 2012		33,500	35,167
AOL Time Warner Inc. 7.625% 2031		9,825	10,734
Toll Brothers, Inc. 6.875% 2012		9,875	10,118
Toll Brothers, Inc. 4.95% 2014		23,720	21,499
Toll Brothers, Inc. 5.15% 2015		14,000	12,692
Viacom Inc. 5.625% 2007		6,600	6,598
Viacom Inc. 7.70% 2010		13,000	13,917
Viacom Inc. 6.625% 2011		13,000	13,434
Viacom Inc. 5.625% 2012		8,500	8,365
Cox Communications, Inc. 7.75% 2006		2,325	2,342
Cox Communications, Inc. 5.45% 2007[2]		5,000	5,034
Cox Communications, Inc. 7.875% 2009		1,000	1,060
Cox Communications, Inc. 4.625% 2010		5,000	4,797
Cox Communications, Inc. 7.75% 2010		10,000	10,705
Cox Communications, Inc. 5.45% 2014		12,750	12,109
American Honda Finance Corp. 5.125% 2010[1]		34,350	33,882
Target Corp. 3.375% 2008		8,330	8,050
Target Corp. 5.375% 2009		24,500	24,608
Pulte Homes, Inc. 4.875% 2009		25,300	24,645
Pulte Homes, Inc. 7.625% 2017		7,500	8,011
Ryland Group, Inc. 5.375% 2008		2,000	1,981
Ryland Group, Inc. 5.375% 2012		30,900	29,261
Carnival Corp. 3.75% 2007		8,500	8,288
Carnival Corp. 6.15% 2008		18,623	18,874
MDC Holdings, Inc. 5.50% 2013		6,555	6,114
MDC Holdings, Inc. 5.375% 2015		19,200	17,313
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]		9,650	9,650
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013		10,750	10,508
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]		2,500	2,506
Johnson Controls, Inc. 5.25% 2011		7,550	7,432
Johnson Controls, Inc. 5.50% 2016		15,000	14,574
American Media Operations, Inc., Series B, 10.25% 2009		14,440	13,140
American Media Operations, Inc. 8.875% 2011		7,060	6,072
Kohl’s Corp. 6.30% 2011		16,000	16,498
Kohl’s Corp. 7.375% 2011		1,500	1,614
Omnicom Group Inc. 5.90% 2016		17,000	16,767
Centex Corp. 4.75% 2008		8,000	7,891
Centex Corp. 5.80% 2009		2,500	2,503
Centex Corp. 5.25% 2015		6,725	6,257
Mohegan Tribal Gaming Authority 6.375% 2009		14,410	14,410
Mohegan Tribal Gaming Authority 7.125% 2014		1,500	1,519
Cinemark USA, Inc. 9.00% 2013		8,325	8,887
Cinemark, Inc. 0%/9.75% 2014[4]		8,750	6,737
AMC Entertainment Inc., Series B, 8.625% 2012		3,000	3,150
AMC Entertainment Inc. 8.00% 2014		13,175	11,825
MGM MIRAGE 6.00% 2009		1,975	1,955
MGM MIRAGE 8.50% 2010		6,850	7,364
MGM MIRAGE 6.75% 2012		1,050	1,054
MGM MIRAGE 6.75% 2013[1]		2,500	2,500
MGM MIRAGE 5.875% 2014		500	474
MGM MIRAGE 6.625% 2015		1,525	1,508
Seminole Tribe of Florida 5.798% 2013[1,3]		14,750	14,430
Visteon Corp. 8.25% 2010		16,990	14,102
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014		14,415	14,073
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012		12,025	12,987
CanWest Media Inc., Series B, 8.00% 2012		12,426	12,799
Grupo Posadas, SA de CV 8.75% 2011[1]		10,585	11,035
Grupo Posadas, SA de CV 8.75% 2011		1,050	1,095
Young Broadcasting Inc. 10.00% 2011		12,317	11,424
NTL Cable PLC 8.75% 2014		5,825	6,000
NTL Cable PLC 8.75% 2014		€1,000	1,288
NTL Inc. 10.46% 2016[2]		$3,675	3,675
Telenet Group Holding NV 0%/11.50% 2014[1,4]		12,709	10,691
Bon-Ton Stores, Inc. 10.25% 2014[1]		10,500	10,153
Lowe’s Companies, Inc. 8.25% 2010		8,450	9,354
Neiman Marcus Group, Inc. 9.00% 2015[1,5]		8,620	9,159
Delphi Automotive Systems Corp. 6.55% 2006[6]		500	310
Delphi Automotive Systems Corp. 6.50% 2009[6]		6,000	3,705
Delphi Corp. 6.50% 2013[6]		7,020	4,282
Delphi Automotive Systems Corp. 7.125% 2029[6]		1,350	837
Iesy Repository GmbH 10.375% 2015[1]		8,550	8,550
Linens n’ Things, Inc. 10.366% 2014[1,2]		8,400	8,463
William Lyon Homes, Inc. 7.625% 2012		5,750	5,031
William Lyon Homes, Inc. 10.75% 2013		2,000	2,025
William Lyon Homes, Inc. 7.50% 2014		1,500	1,301
Kabel Deutschland GmbH 10.625% 2014[1]		7,150	7,668
Payless ShoeSource, Inc. 8.25% 2013		7,000	7,385
Technical Olympic USA, Inc. 9.00% 2010		2,600	2,678
Technical Olympic USA, Inc. 9.00% 2010		950	978
Technical Olympic USA, Inc. 7.50% 2011		3,750	3,431
Regal Cinemas Corp., Series B, 9.375% 2012[7]		6,375	6,807
Adelphia Communications Corp. 10.25% 2006[6]		3,500	2,047
Century Communications Corp. 0% 2003[8]		5,000	4,350
Tenneco Automotive Inc., Series B, 10.25% 2013		750	836
Tenneco Automotive Inc. 8.625% 2014		5,510	5,538
Thomson Corp. 5.50% 2035		7,000	6,343
PETCO Animal Supplies, Inc. 10.75% 2011		5,750	6,196
Quebecor Media Inc. 7.75% 2016[1]		5,900	6,092
Marriott International, Inc., Series F, 4.625% 2012		1,500	1,409
Marriott International, Inc. 5.81% 2015[1]		4,500	4,446
Toys "R" Us, Inc. 9.864% 2012[2]		5,250	5,237
Toys "R" Us, Inc. 7.875% 2013		750	610
RBS-Zero Editora Jornalística SA 11.00% 2010[1]		5,492	5,766
J.C. Penney Co., Inc. 9.00% 2012		995	1,145
J.C. Penney Co., Inc. 7.65% 2016		3,600	3,983
J.C. Penney Co., Inc. 7.625% 2097		500	507
Dollarama Group LP 8.875% 2012[1]		5,550	5,633
Royal Caribbean Cruises Ltd. 7.00% 2007		1,400	1,433
Royal Caribbean Cruises Ltd. 8.75% 2011		2,325	2,578
Royal Caribbean Cruises Ltd. 6.875% 2013		1,150	1,188
WCI Communities, Inc. 9.125% 2012		3,115	3,185
WCI Communities, Inc. 7.875% 2013		1,750	1,684
Fisher Communications, Inc. 8.625% 2014		4,550	4,829
Liberty Media Corp. 7.875% 2009		2,500	2,643
Liberty Media Corp. 5.70% 2013		1,000	935
Liberty Media Corp. 8.50% 2029		1,250	1,235
Stoneridge, Inc. 11.50% 2012		5,158	4,694
Six Flags, Inc. 8.875% 2010		1,500	1,502
Six Flags, Inc. 9.75% 2013		2,845	2,881
Radio One, Inc., Series B, 8.875% 2011		4,000	4,220
Emmis Operating Co. 6.875% 2012		4,250	4,122
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014		4,300	4,096
Blockbuster Inc. 10.00% 2012[1]		4,450	3,916
Carmike Cinemas, Inc. 7.50% 2014		4,200	3,874
Sealy Mattress Co. 8.25% 2014		3,500	3,675
Bombardier Recreational Products Inc. 8.375% 2013		3,430	3,636
Vidéotron Ltée 6.875% 2014		2,525	2,550
Vidéotron Ltée 6.375% 2015		1,000	984
Walt Disney Co., Series B, 5.375% 2007		3,500	3,502
Buffets, Inc. 11.25% 2010		3,275	3,439
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013		3,540	3,359
Hyatt Equities, LLC 6.875% 2007[1]		3,250	3,296
Warner Music Group 7.375% 2014		3,300	3,283
Cablevision Systems Corp., Series B, 8.00% 2012		3,260	3,195
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007		250	256
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012		2,550	2,786
Kingfisher PLC 5.625% 2014		£1,740	2,997
YUM! Brands, Inc. 7.70% 2012		$2,500	2,724
WDAC Subsidiary Corp. 8.375% 2014[1]		2,600	2,580
Seneca Gaming Corp. 7.25% 2012		2,500	2,537
Reader’s Digest Assn., Inc. 6.50% 2011		2,500	2,506
Aztar Corp. 7.875% 2014		2,250	2,447
LBI Media, Inc. 10.125% 2012		2,250	2,419
Gaylord Entertainment Co. 8.00% 2013		2,300	2,409
Lighthouse International Co. SA 8.00% 2014		€1,750	2,294
D.R. Horton, Inc. 9.75% 2010		$1,150	1,296
D.R. Horton, Inc. 7.875% 2011		800	860
GSC Holdings Corp. and GameStop, Inc. 8.405% 2011[1,2]		2,000	2,055
KB Home 6.25% 2015		2,000	1,878
Cooper-Standard Automotive Inc. 7.00% 2012		1,850	1,693
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013		1,493	1,601
Riddell Bell Holdings Inc. 8.375% 2012		1,430	1,448
Hilton Hotels Corp. 8.25% 2011		1,325	1,441
TRW Automotive Acquisition Corp. 9.375% 2013		1,075	1,168
K. Hovnanian Enterprises, Inc. 7.50% 2016		1,135	1,125
News America Inc. 7.25% 2018		1,000	1,082
Warnaco, Inc. 8.875% 2013		925	987
Standard Pacific Corp. 5.125% 2009		1,000	952
Dillard’s, Inc. 6.625% 2018		1,000	940
Boyd Gaming Corp. 6.75% 2014		750	752
Dex Media, Inc., Series B, 8.00% 2013		525	543
Boyds Collection, Ltd., Series B, 9.00% 2008[6,7]		1,501	300
			2,095,449

TELECOMMUNICATION SERVICES — 5.47%
Sprint Capital Corp. 4.78% 2006		2,425	2,420
AirGate PCS, Inc. 9.375% 2009[1]		3,200	3,372
US Unwired Inc., Series B, 10.00% 2012		3,150	3,548
Nextel Communications, Inc., Series E, 6.875% 2013		105,480	108,917
Nextel Communications, Inc., Series D, 7.375% 2015		97,025	101,828
Sprint Capital Corp. 6.875% 2028		15,000	15,521
Cingular Wireless LLC 5.625% 2006		5,000	5,013
AT&T Wireless Services, Inc. 7.875% 2011		15,355	16,847
AT&T Wireless Services, Inc. 8.125% 2012		87,630	98,513
SBC Communications Inc. 5.75% 2006		3,575	3,576
SBC Communications Inc. 4.951% 2008[2]		9,460	9,484
SBC Communications Inc. 4.125% 2009		31,345	29,998
SBC Communications Inc. 6.25% 2011		1,150	1,181
AT&T Corp. 9.05% 2011[2]		5,917	6,404
SBC Communications Inc. 5.10% 2014		22,745	21,624
SBC Communications Inc. 6.15% 2034		27,460	26,162
SBC Communications Inc. 6.45% 2034		13,750	13,578
Telecom Italia Capital SA, Series A, 4.00% 2008		1,270	1,224
Sogerim SA 7.25% 2011		€ 2,650	3,645
Telecom Italia SpA 6.25% 2012		18,500	24,559
Telecom Italia Capital SA, Series B, 5.25% 2013		$9,050	8,588
Telecom Italia Capital SA 4.95% 2014		20,000	18,435
Telecom Italia Capital SA 5.25% 2015		47,000	43,810
France Télécom 6.75% 2008[2]		€3,500	4,486
France Télécom 7.75% 2011[2]		$85,050	92,979
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006		91,330	91,355
BellSouth Corp. 4.20% 2009		37,530	36,038
BellSouth Corp. 4.75% 2012		27,725	26,294
BellSouth Corp. 6.55% 2034		24,500	24,538
Verizon Global Funding Corp. 6.125% 2007		3,625	3,658
Verizon New York Inc., Series A, 6.875% 2012		5,250	5,399
Verizon Global Funding Corp. 7.375% 2012		7,360	7,982
Verizon Global Funding Corp. 7.75% 2030		21,500	23,821
Vodafone Group PLC 7.75% 2010		35,285	37,844
Koninklijke KPN NV 4.75% 2008		€6,000	7,412
Koninklijke KPN NV 8.00% 2010		$27,575	29,626
Deutsche Telekom International Finance BV 6.625% 2011		€1,200	1,626
Deutsche Telekom International Finance BV 8.125% 2012[2]		4,420	6,472
Deutsche Telekom International Finance BV 8.75% 2030[2]		$20,000	23,994
British Telecommunications PLC 8.375% 2010[2]		15,000	16,747
British Telecommunications PLC 7.125% 2011[2]		€5,500	7,560
British Telecommunications PLC 8.625% 2020		£ 900	1,957
British Telecommunications PLC 5.75% 2028		1,800	3,080
British Telecommunications PLC 8.875% 2030		$1,600	2,053
ALLTEL Corp. 4.656% 2007		26,675	26,503
Triton PCS, Inc. 8.75% 2011		2,975	2,034
Triton PCS, Inc. 9.375% 2011		9,100	6,233
Triton PCS, Inc. 8.50% 2013		17,200	16,426
Dobson Communications Corp. 8.85% 2012[2]		1,650	1,646
Dobson Cellular Systems, Inc. 9.875% 2012		13,300	14,597
Dobson Communications Corp. 8.875% 2013		5,000	5,050
Singapore Telecommunications Ltd. 6.375% 2011[1]		16,250	16,903
Singapore Telecommunications Ltd. 6.375% 2011		3,475	3,615
Qwest Capital Funding, Inc. 7.75% 2006		3,595	3,635
U S WEST Capital Funding, Inc. 6.375% 2008		3,400	3,400
Qwest Capital Funding, Inc. 7.90% 2010		950	993
Qwest Capital Funding, Inc. 7.25% 2011		4,150	4,228
Qwest Capital Funding, Inc. 7.625% 2021		500	511
U S WEST Capital Funding, Inc. 6.875% 2028		4,725	4,560
Qwest Capital Funding, Inc. 7.75% 2031		2,605	2,664
PCCW-HKT Capital Ltd. 8.00% 2011[1,2]		15,000	16,214
PCCW-HKT Capital No.3 Ltd. 5.25% 2015[1]		3,600	3,348
American Tower Corp. 7.125% 2012		17,275	18,052
Centennial Cellular Corp. 10.75% 2008		379	389
Centennial Communications Corp. 10.25% 2013[2]		7,500	7,800
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]		8,550	8,764
Intelsat , Ltd. 9.614% 2012[2]		4,950	5,055
Intelsat , Ltd. 8.25% 2013		4,675	4,780
Intelsat , Ltd. 8.625% 2015		4,000	4,150
Hawaiian Telcom Communications, Inc. 9.75% 2013[1]		6,790	7,028
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		3,510	3,598
Hawaiian Telcom Communications, Inc. 9.948% 2013[1,2]		95	97
Hawaiian Telcom Communications, Inc. 12.50% 2015[1]		3,050	3,111
NTELOS Inc. 9.83% 2012[2]		9,500	9,643
NTELOS Holdings Corp. 13.35% 2013[1,2,5]		1,032	1,047
Rogers Wireless Inc. 7.25% 2012		1,275	1,350
Rogers Wireless Inc. 7.50% 2015		6,925	7,462
Rogers Cantel Inc. 9.75% 2016		1,250	1,531
Telekom Austria AG 3.375% 2010		€4,200	4,965
Telekom Finanzmanagement GmbH 4.25% 2017		2,525	2,893
Cincinnati Bell Inc. 7.25% 2013		$6,800	7,021
MetroPCS, Inc. 12.00% 2007[2]		4,110	4,346
MetroPCS, Inc. 9.25% 2011[2]		2,250	2,312
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015		6,090	6,410
TELUS Corp. 8.00% 2011		5,250	5,797
SBA Communications Corp. 8.50% 2012		5,108	5,695
SK Telecom Co., Ltd. 4.25% 2011[1]		6,000	5,605
Rural Cellular Corp. 9.75% 2010		1,750	1,785
Rural Cellular Corp. 10.93% 2012[1,2]		3,010	3,138
Millicom International Cellular SA 10.00% 2013		3,930	4,372
Nextel Partners, Inc. 8.125% 2011		3,000	3,188
			1,297,112

INDUSTRIALS — 5.13%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[3]		14,050	14,201
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[3]		10,000	10,350
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012[3]		12,500	12,977
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[3]		10,493	10,284
Continental Airlines, Inc., Series 1996-2, Class D, 11.50% 2016[3]		1,757	1,476
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[3]		206	199
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[3]		1,149	1,063
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[3]		2,465	2,372
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[3]		22,579	22,762
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[3]		46,345	46,924
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[3]		2,312	2,278
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]		12,405	12,576
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[3]		15,211	14,679
Continental Airlines, Inc., Series 2003-ERJ1, Class A, 7.875% 2020[3]		16,997	16,540
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[3]		343	350
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[3]		12,274	12,312
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]		12,138	12,896
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]		11,441	12,256
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[3]		1,626	1,589
American Airlines, Inc., Series 1999-1, Class A-1, 6.855% 2010[3]		10,030	10,175
AMR Corp., Series B, 10.45% 2011		150	146
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[3]		27,266	27,993
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012		17,335	17,617
AMR Corp. 9.00% 2012		5,500	5,431
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[3]		36,430	38,793
American Airlines, Inc., Series 1991-C2, 9.73% 2014[3]		6,410	5,965
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[3]		9,966	9,324
General Electric Capital Corp., Series A, 5.00% 2007		21,500	21,450
General Electric Capital Corp., Series A, 5.375% 2007		13,250	13,268
General Electric Capital Corp., Series A, 7.25% 2007		£1,030	1,853
General Electric Capital Corp., Series A, 3.50% 2008		$20,000	19,333
General Electric Capital Corp., Series A, 6.00% 2012		15,000	15,425
General Electric Co. 5.00% 2013		12,750	12,420
General Electric Capital Corp., Series A, 4.75% 2016[2]		18,000	18,052
General Electric Capital Corp., Series A, 5.00% 2016		5,000	4,802
BAE Systems Holding Inc. 4.75% 2010[1,3]		10,350	9,988
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]		40,506	41,898
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]		42,984	44,826
Hutchison Whampoa International Ltd. 7.00% 2011[1]		33,125	34,848
Hutchison Whampoa International Ltd. 6.50% 2013[1]		57,200	58,841
Cendant Corp. 6.875% 2006		2,000	2,010
Cendant Corp. 6.25% 2008		29,000	29,351
Cendant Corp. 7.375% 2013		32,500	35,745
Cendant Corp. 7.125% 2015		5,710	6,305
Qantas Airways Ltd. 6.05% 2016[1]		55,580	55,190
Tyco International Group SA 6.125% 2008		13,000	13,184
Tyco International Group SA 6.125% 2009		500	507
Tyco International Group SA 6.375% 2011		16,000	16,444
Tyco International Group SA 6.00% 2013		7,200	7,244
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[3]		1,574	1,617
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-2, 5.14% 2021[3]		12,380	12,003
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2002-1, 5.943% 2022[3]		6,399	6,482
BNSF Funding Trust I 6.613% 2055[2]		13,600	13,379
Delta Air Lines, Inc. 8.00% 2007[1,6]		4,000	1,050
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011[3]		7,799	7,913
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[3]		3,500	3,502
Delta Air Lines, Inc., Series 2001-1, Class A-2, 7.111% 2013		10,000	9,997
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[3]		3,603	3,389
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[3,6]		7,500	5,105
Delta Air Lines, Inc. 10.375% 2022[6]		2,577	683
Bombardier Capital Inc., Series A, 6.125% 2006[1]		1,000	1,003
Bombardier Inc. 6.75% 2012[1]		10,290	9,878
Bombardier Inc. 6.30% 2014[1]		22,500	20,756
Caterpillar Financial Services Corp., Series F, 2.35% 2006		5,000	4,938
Caterpillar Financial Services Corp. 2.70% 2008		845	799
Caterpillar Financial Services Corp., Series F, 4.73% 2008[2]		1,000	1,001
Caterpillar Inc. 4.50% 2009		9,690	9,463
Caterpillar Financial Services Corp. 4.30% 2010		9,400	9,025
Southwest Airlines Co., Series 2001-1, Class A-2, 5.496% 2006[3]		5,000	5,011
Southwest Airlines Co., Series 2001-1, Class B, 6.126% 2006[3]		7,500	7,526
Southwest Airlines Co. 5.25% 2014		12,500	11,987
Northwest Airlines, Inc. 9.875% 2007[6]		6,000	2,805
Northwest Airlines, Inc. 10.00% 2009[6]		4,000	1,760
Northwest Airlines, Inc., Series 2001-1, Class A-2, 6.841% 2012[3]		9,955	9,961
Northwest Airlines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.264% 2023[3]		7,234	7,170
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023[3]		2,090	2,091
Allied Waste North America, Inc. 8.50% 2008		7,500	7,922
Allied Waste North America, Inc., Series B, 8.875% 2008		5,250	5,539
Allied Waste North America, Inc., Series B, 6.50% 2010		500	496
Allied Waste North America, Inc., Series B, 5.75% 2011		2,500	2,394
Allied Waste North America, Inc., Series B, 6.125% 2014		3,000	2,865
Allied Waste North America, Inc., Series B, 7.375% 2014		3,750	3,731
Union Pacific Railroad Co. Pass Through Trust, Series 2001-1, 6.63% 2022[3]		7,816	8,311
Union Pacific Railroad Co. Pass Through Trust, Series 2002-1, 6.061% 2023[3]		11,347	11,768
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024[3]		2,954	2,757
NTK Holdings Inc. 0%/10.75% 2014[4]		15,118	11,112
THL Buildco, Inc. 8.50% 2014		10,650	10,890
John Deere Capital Corp., Series D, 4.375% 2008		15,000	14,741
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[3]		3,233	3,203
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[3]		2,455	2,444
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[3]		2,472	2,446
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[3]		2,773	2,746
Holcim Finance (Luxembourg) SA 4.375% 2014		€8,860	10,714
Northrop Grumman Corp. 4.079% 2006		$2,000	1,986
Northrop Grumman Systems Corp. 7.125% 2011		8,000	8,528
TFM, SA de CV 9.375% 2012		6,450	7,127
TFM, SA de CV 12.50% 2012		2,145	2,413
Raytheon Co. 6.55% 2010		6,000	6,226
Raytheon Co. 8.30% 2010		3,000	3,287
Goodman Global Holdings, Inc., Series B, 7.875% 2012		8,795	8,729
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013		7,975	8,334
United Rentals (North America), Inc., Series B, 6.50% 2012		7,150	7,043
United Rentals (North America), Inc. 7.75% 2013		900	905
Lockheed Martin Corp. 8.50% 2029		6,000	7,813
Jacuzzi Brands, Inc. 9.625% 2010		7,240	7,801
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012		7,071	7,513
AIR 2 US, Series A, 8.027% 2020[1,3]		7,476	7,443
American Standard Inc. 7.625% 2010		5,000	5,282
American Standard Inc. 5.50% 2015		2,000	1,893
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]		7,011	6,921
Accuride Corp. 8.50% 2015		6,525	6,501
Waste Management, Inc. 6.50% 2008		5,220	5,357
Waste Management, Inc. 5.00% 2014		765	730
General Dynamics Corp. 4.50% 2010		5,000	4,843
CCMG Acquisition Corp. 8.875% 2014[1]		1,250	1,303
CCMG Acquisition Corp. 10.50% 2016[1]		2,650	2,889
K&F Industries, Inc. 7.75% 2014		4,025	4,095
Ashtead Group PLC 8.625% 2015[1]		3,525	3,684
Standard Aero Holdings, Inc. 8.25% 2014		4,050	3,584
Terex Corp. 9.25% 2011		375	401
Terex Corp., Class B, 10.375% 2011		2,725	2,889
Quebecor World Inc. 8.75% 2016[1]		3,150	3,088
Williams Scotsman, Inc. 8.50% 2015		2,900	2,976
DRS Technologies, Inc. 6.875% 2013		625	628
DRS Technologies, Inc. 7.625% 2018		2,000	2,070
ACIH, Inc. 0%/11.50% 2012[1,4]		3,390	2,593
FTI Consulting, Inc. 7.625% 2013		2,300	2,432
Argo-Tech Corp. 9.25% 2011		1,795	1,903
Kansas City Southern Railway Co. 9.50% 2008		1,500	1,609
UCAR Finance Inc. 10.25% 2012		1,385	1,485
Gol Finance 8.75% (undated)[1]		1,100	1,090
Ahern Rentals, Inc. 9.25% 2013		950	995
AGCO Corp. 6.875% 2014		€700	887
Jet Equipment Trust, Series 1994-A, 11.79% 2013[1,6]		$4,000	—
Jet Equipment Trust, Series 1995-B, 10.91% 2014[1,6]		5,000	—
Jet Equipment Trust, Series 1995-D, 11.44% 2014[1,6]		2,500	—
			1,218,161

UTILITIES — 2.72%
Edison Mission Energy 10.00% 2008		3,000	3,225
Edison Mission Energy 7.73% 2009		10,125	10,429
Edison Mission Energy 9.875% 2011		16,250	18,444
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016		4,000	3,819
Midwest Generation, LLC, Series B, 8.56% 2016[3]		7,120	7,679
Homer City Funding LLC 8.734% 2026[3]		11,080	12,576
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034		7,600	8,265
PECO Energy Co., First and Refunding Mortgage Bonds, 3.50% 2008		5,000	4,808
Commonwealth Edison Co., Series 99, 3.70% 2008		7,125	6,913
Commonwealth Edison Co., First Mortgage Bonds, Series 102, 4.74% 2010		12,500	12,083
Exelon Corp. 6.75% 2011		2,200	2,299
Exelon Generation Co., LLC 6.95% 2011		22,975	24,279
PECO Energy Co., First and Refunding Mortgage Bonds, 4.75% 2012		3,900	3,726
Commonwealth Edison Co., First Mortgage Bonds, Series 103, 5.90% 2036		4,000	3,823
Dominion Resources, Inc., Series A, 3.66% 2006		3,000	2,969
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007		14,140	14,122
Dominion Resources, Inc., Series 2002-C, 5.70% 2012[2]		1,000	992
Dominion Resources, Inc., Series 2002-B, 6.25% 2012		10,000	10,191
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013		22,000	20,751
PSEG Power LLC 3.75% 2009		6,825	6,480
PSEG Power LLC 7.75% 2011		18,700	20,337
PSEG Power LLC 5.00% 2014		11,690	11,065
MidAmerican Energy Co. 5.125% 2013		7,500	7,331
MidAmerican Energy Co. 4.65% 2014		5,000	4,690
MidAmerican Energy Holdings Co. 5.00% 2014		8,500	8,113
MidAmerican Energy Holdings Co. 6.125% 2036[1]		17,750	17,434
Ameren Corp. 4.263% 2007		2,500	2,468
Cilcorp Inc. 8.70% 2009		1,000	1,090
Union Electric Co. 5.25% 2012		1,490	1,468
Union Electric Co. 4.65% 2013		11,000	10,351
Union Electric Co. 5.40% 2016		5,750	5,631
Cilcorp Inc. 9.375% 2029		12,265	15,812
Israel Electric Corp. Ltd. 7.95% 2011[1]		10,000	10,918
Israel Electric Corp. Ltd. 7.70% 2018[1]		8,500	9,234
Israel Electric Corp. Ltd. 8.10% 2096[1]		12,000	13,084
PacifiCorp, First Mortgage Bonds, 4.30% 2008		3,060	2,991
PacifiCorp, First Mortgage Bonds, 5.45% 2013		2,875	2,865
Scottish Power PLC 5.375% 2015		21,415	20,790
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010		4,500	4,350
Duke Capital Corp. 6.25% 2013		9,000	9,240
Duke Capital Corp. 5.50% 2014		10,000	9,793
Duke Capital LLC 5.668% 2014		2,000	1,980
Niagara Mohawk Power Corp., Series G, 7.75% 2008		17,460	18,362
SP PowerAssets Ltd. 3.80% 2008[1]		10,000	9,645
SP PowerAssets Ltd. 5.00% 2013[1]		8,000	7,707
AES Corp. 9.50% 2009		4,677	5,063
AES Corp. 9.375% 2010		4,803	5,259
AES Corp. 8.75% 2013[1]		1,000	1,085
AES Gener SA 7.50% 2014		5,000	5,144
Southern California Gas Co., First Mortgage Bonds, Series II, 4.375% 2011		5,000	4,784
San Diego Gas & Electric Co., Series CCC, 5.30% 2015		10,000	9,817
Empresa Nacional de Electricidad SA, Series B, 8.50% 2009		4,455	4,781
Empresa Nacional de Electricidad SA 8.35% 2013		5,000	5,543
Empresa Nacional de Electricidad SA 8.625% 2015		3,000	3,428
Constellation Energy Group, Inc. 6.125% 2009		10,500	10,694
Baltimore Gas and Electric Co. 5.20% 2033		3,000	2,616
Old Dominion Electric Cooperative, Series 2003-A, 5.676% 2028[3]		12,937	12,821
Essent NV 4.50% 2013		€10,145	12,463
Consolidated Edison Co. of New York, Inc., Series 2003-A, 3.625% 2008		$6,000	5,783
Consolidated Edison Co. of New York, Inc., Series B, 3.85% 2013		5,000	4,519
Consolidated Edison Co. of New York, Inc., Series 2003-C, 5.10% 2033		2,000	1,766
Progress Energy Florida, Inc., First Mortgage Bonds, 4.80% 2013		7,000	6,684
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc., First Mortgage Bonds, 5.125% 2013		5,000	4,858
Oncor Electric Delivery Co. 6.375% 2012		10,700	11,007
Pacific Gas and Electric Co., First Mortgage Bonds, 4.20% 2011		7,000	6,601
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034		4,000	3,927
Anglian Water Services Financing PLC 4.625% 2013		€8,250	10,319
Reliant Energy Resources Corp. 7.75% 2011		$7,000	7,589
Centerpoint Energy Resources Corp., Series B, 7.875% 2013		2,000	2,231
Kern River Funding Corp. 4.893% 2018[1,3]		9,592	9,290
Ohio Power Co., Series J, 5.30% 2010		8,000	7,913
Appalachian Power Co., Series I, 4.95% 2015		1,000	937
Dynegy Holdings Inc. 10.125% 2013[1]		7,475	8,573
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012		700	717
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013		2,811	3,110
Sierra Pacific Resources 8.625% 2014		900	981
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015		2,550	2,515
Nevada Power Co., Series M, 5.95% 2016[1]		1,000	989
Energy East Corp. 6.75% 2012		7,155	7,539
Edison SpA 5.125% 2010		€4,730	6,012
NiSource Finance Corp. 6.15% 2013		$5,600	5,712
Florida Power & Light Co. 4.85% 2013		5,000	4,837
Korea East-West Power Co., Ltd. 4.875% 2011[1]		5,000	4,826
Alabama Power Co., Series R, 4.70% 2010		2,250	2,185
Southern Power Co., Series B, 6.25% 2012		2,500	2,572
NGG Finance PLC 6.125% 2011		€3,480	4,622
FPL Energy National Wind, LLC 5.608% 2024[1,3]		$4,752	4,577
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[1,3]		3,500	3,456
Enersis SA 7.375% 2014		3,000	3,144
Equitable Resources, Inc. 5.15% 2018		2,500	2,348
Wisconsin Gas Co. 5.20% 2015		2,025	1,941
Mirant Americas Generation, Inc. 8.30% 2011		1,300	1,352
NRG Energy, Inc. 7.375% 2016		1,000	1,024
			644,576

ENERGY — 2.44%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,3]		$35,769	$34,564
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3]		1,974	1,908
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,3]		15,570	17,612
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[3]		1,000	1,131
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,3]		45,970	43,901
Ras Laffan Liquefied Natural Gas III 5.838% 2027[1,3]		15,000	14,343
Energy Transfer Partners, LP 5.65% 2012[1]		16,370	16,114
Energy Transfer Partners, LP 5.95% 2015		56,670	56,262
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,3]		59,400	59,400
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]		6,000	6,000
Pemex Finance Ltd. 8.875% 2010[3]		24,000	26,295
Pemex Project Funding Master Trust 5.75% 2015[1]		10,000	9,588
Pemex Finance Ltd., Series 1999-2, Class A-3, 10.61% 2017[3]		11,700	15,066
Pemex Project Funding Master Trust 8.625% 2022		750	887
Enterprise Products Operating LP, Series B, 4.625% 2009		8,000	7,737
Enterprise Products Operating LP 4.95% 2010		8,000	7,767
Enterprise Products Operating LP 7.50% 2011		8,000	8,548
Enterprise Products Operating LP 6.375% 2013		17,000	17,367
Enterprise Products Operating LP, Series B, 5.00% 2015		3,000	2,788
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]		32,583	32,001
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[1,3]		6,139	6,029
Apache Corp. 6.25% 2012		28,000	29,334
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,3]		17,988	17,384
Premcor Refining Group Inc. 9.25% 2010		3,250	3,507
Premcor Refining Group Inc. 6.125% 2011		5,000	5,089
Premcor Refining Group Inc. 6.75% 2011		1,000	1,043
Premcor Refining Group Inc. 9.50% 2013		2,750	3,049
Premcor Refining Group Inc. 6.75% 2014		3,000	3,117
Sunoco, Inc. 4.875% 2014		14,830	13,989
Williams Companies, Inc. 6.375% 2010[1]		1,500	1,493
Williams Companies, Inc. 6.536% 2010[1,2]		2,500	2,566
Williams Companies, Inc. 7.125% 2011		500	517
Williams Companies, Inc. 7.875% 2021		2,000	2,160
Williams Companies, Inc. 8.75% 2032		5,080	5,969
Gulfstream Natural Gas System LLC 5.56% 2015[1]		5,000	4,914
Gulfstream Natural Gas System LLC 6.19% 2025[1]		7,235	7,164
Reliance Industries Ltd. 10.25% 2097[1]		8,750	11,839
Newfield Exploration Co. 7.625% 2011		3,000	3,206
Newfield Exploration Co. 8.375% 2012		2,775	2,983
Newfield Exploration Co. 6.625% 2014		2,000	2,015
Newfield Exploration Co. 6.625% 2016		2,775	2,785
Devon Financing Corp., ULC 6.875% 2011		8,500	9,022
El Paso Corp. 6.375% 2009[1]		200	199
El Paso Energy Corp. 7.375% 2012		1,815	1,856
El Paso Natural Gas Co. 7.50% 2026		250	261
Southern Natural Gas Co. 7.35% 2031		1,450	1,499
El Paso Corp. 7.75% 2032		4,000	4,050
Southern Natural Gas Co. 8.00% 2032		830	914
Open Joint Stock Co. Gazprom 9.125% 2007		2,000	2,080
Gaz Capital SA 5.875% 2015		€5,125	6,537
Pogo Producing Co. 6.875% 2017		$6,350	6,302
OXYMAR 7.50% 2016[1,3]		5,500	5,829
Ultrapetrol (Bahamas) Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014		5,225	4,977
Teekay Shipping Corp. 8.875% 2011		4,250	4,696
American Commercial Lines LLC and ACL Finance Corp. 9.50% 2015		3,928	4,340
XTO Energy Inc. 5.65% 2016		4,250	4,207
Encore Acquisition Co. 6.00% 2015		4,450	4,172
Overseas Shipholding Group, Inc. 8.25% 2013		2,500	2,669
PETRONAS Capital Ltd. 7.00% 2012[1]		2,250	2,411
Drummond Co., Inc. 7.375% 2016[1]		1,250	1,253
Peabody Energy Corp., Series B, 6.875% 2013		1,200	1,224
Petrozuata Finance, Inc., Series B, 8.22% 2017[1,3]		250	248
			578,177

MATERIALS — 1.81%
Norske Skogindustrier ASA 7.625% 2011[1]		47,135	48,951
Norske Skogindustrier ASA 6.125% 2015[1]		4,000	3,713
Norske Skogindustrier ASA 7.125% 2033[1]		4,100	3,659
International Paper Co. 5.375% 2006		€4,500	5,495
International Paper Co. 4.00% 2010		$6,545	6,132
International Paper Co. 6.75% 2011		2,500	2,599
International Paper Co. 5.85% 2012		27,670	27,533
Weyerhaeuser Co. 5.95% 2008		11,063	11,171
Weyerhaeuser Co. 6.75% 2012		10,330	10,767
Weyerhaeuser Co. 7.375% 2032		12,500	13,388
Millennium America Inc. 9.25% 2008		1,750	1,787
Equistar Chemicals, LP 10.125% 2008		6,100	6,512
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009		12,800	13,312
Stone Container Corp. 9.25% 2008		1,000	1,046
Stone Container Corp. 9.75% 2011		3,250	3,356
Jefferson Smurfit Corp. (U.S.) 8.25% 2012		12,150	11,983
Stone Container Corp. 8.375% 2012		1,675	1,658
Jefferson Smurfit Corp. (U.S.) 7.50% 2013		250	236
Abitibi-Consolidated Inc. 8.55% 2010		3,737	3,774
Abitibi-Consolidated Co. of Canada 8.375% 2015		13,750	13,475
ICI Wilmington, Inc. 4.375% 2008		200	193
ICI Wilmington, Inc. 5.625% 2013		16,465	15,963
Scotia Pacific Co. LLC, Series B, Class A-2, 7.11% 2028[3]		21,160	16,139
JSG Funding PLC 7.75% 2015		€2,000	2,394
JSG Funding PLC 7.75% 2015		$2,200	2,079
JSG Holdings PLC 11.50% 2015[5]		€9,175	11,314
Cytec Industries Inc. 6.00% 2015		$15,025	14,535
Owens-Illinois, Inc. 8.10% 2007		3,130	3,200
Owens-Illinois, Inc. 7.35% 2008		5,250	5,329
Owens-Brockway Glass Container Inc. 8.875% 2009		1,500	1,569
Owens-Illinois, Inc. 7.50% 2010		2,250	2,289
Associated Materials Inc. 9.75% 2012		10,065	10,493
AMH Holdings, Inc. 0%/11.25% 2014[4]		3,000	1,740
BHP Finance (USA) Ltd. 8.50% 2012		10,000	11,636
Building Materials Corp. of America, Series B, 8.00% 2007		1,000	1,026
Building Materials Corp. of America 8.00% 2008		1,975	2,037
Building Materials Corp. of America 7.75% 2014		8,250	8,271
Dow Chemical Co. 5.75% 2008		11,100	11,244
UPM-Kymmene Corp. 5.625% 2014[1]		11,320	10,956
Temple-Inland Inc. 6.375% 2016		10,000	10,130
Graphic Packaging International, Inc. 8.50% 2011		2,825	2,811
Graphic Packaging International, Inc. 9.50% 2013		6,495	6,105
Rhodia 7.625% 2010		250	255
Rhodia SA 8.00% 2010		€2,100	2,711
Rhodia 10.25% 2010		$97	109
Rhodia 8.875% 2011		1,931	1,999
Rhodia SA 9.25% 2011		€2,511	$3,287
Alcan Inc. 5.20% 2014		$8,000	7,723
Plastipak Holdings, Inc. 8.50% 2015[1]		6,690	6,857
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014		6,800	6,579
Stora Enso Oyj 5.125% 2014		€4,250	5,248
Teck Cominco Ltd. 5.375% 2015		$5,000	4,816
Praxair, Inc. 2.75% 2008		5,000	4,737
Nalco Co. 7.75% 2011		775	789
Nalco Co. 8.875% 2013		2,500	2,612
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[4]		1,254	953
Domtar Inc. 7.125% 2015		4,475	3,983
Earle M. Jorgensen Co. 9.75% 2012		3,600	3,906
Ainsworth Lumber Co. Ltd. 7.25% 2012		700	637
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,527
Ainsworth Lumber Co. Ltd. 6.75% 2014		1,750	1,527
Georgia-Pacific Corp., Series B, 6.744% 2012[2]		3,000	3,024
Georgia-Pacific Corp., Series C, 7.787% 2013[2]		575	588
Crompton Corp. 10.561% 2010[2]		2,400	2,634
Crompton Corp. 9.875% 2012		500	565
Neenah Paper, Inc. 7.375% 2014		2,640	2,495
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50% 2014[4]		1,928	1,504
BCP Caylux Holdings Luxembourg SCA 9.625% 2014		535	595
Inco Ltd. 7.20% 2032		2,000	2,079
Rockwood Specialties Group, Inc. 10.625% 2011		218	240
Rockwood Specialties Group, Inc. 7.50% 2014		1,675	1,692
Yara International ASA 5.25% 2014[1]		2,000	1,900
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014		1,500	1,508
Packaging Corp. of America 4.375% 2008		1,500	1,459
E.I. du Pont de Nemours and Co. 4.125% 2010		1,500	1,430
AEP Industries Inc. 7.875% 2013		1,200	1,212
Huntsman LLC 11.85% 2011[2]		275	291
Huntsman LLC 11.50% 2012		712	822
AK Steel Corp. 7.75% 2012		1,000	1,016
Foundation PA Coal Co. 7.25% 2014		975	994
Koppers Inc. 9.875% 2013		495	545
Airgas, Inc. 6.25% 2014		550	545
Sino-Forest Corp. 9.125% 2011[1]		330	356
Ispat Inland ULC 9.75% 2014		206	233
			429,982

HEALTH CARE — 1.12%
Allegiance Corp. 7.30% 2006		2,000	2,019
Cardinal Health, Inc. 6.25% 2008		3,000	3,054
Cardinal Health, Inc. 6.75% 2011		17,625	18,479
Cardinal Health, Inc. 5.85% 2017		14,060	13,912
Allegiance Corp. 7.00% 2026		9,260	9,786
Wyeth 4.375% 2008[2]		5,375	5,278
Wyeth 5.50% 2016		36,165	35,582
UnitedHealth Group Inc. 5.20% 2007		8,000	7,999
UnitedHealth Group Inc. 3.30% 2008		4,000	3,864
UnitedHealth Group Inc. 3.75% 2009		12,500	11,989
UnitedHealth Group Inc. 4.125% 2009		8,000	7,709
Amgen Inc. 4.00% 2009		24,000	22,972
Tenet Healthcare Corp. 7.375% 2013		3,050	2,798
Tenet Healthcare Corp. 9.875% 2014		12,450	12,668
Tenet Healthcare Corp. 9.25% 2015[1]		6,475	6,507
Humana Inc. 7.25% 2006		5,000	5,021
Humana Inc. 6.30% 2018		12,000	12,231
Columbia/HCA Healthcare Corp. 8.85% 2007		2,000	2,053
HCA Inc. 5.50% 2009		2,600	2,546
Columbia/HCA Healthcare Corp. 8.70% 2010		1,750	1,885
HCA Inc. 6.95% 2012		2,000	2,029
HCA Inc. 6.25% 2013		2,500	2,438
Columbia/HCA Healthcare Corp. 7.69% 2025		5,750	5,714
WellPoint, Inc. 5.00% 2011		7,000	6,850
WellPoint, Inc. 5.25% 2016		6,455	6,237
Warner Chilcott Corp. 8.75% 2015[1]		10,665	10,638
Accellent Inc. 10.50% 2013		9,525	10,216
Bristol-Myers Squibb Co. 4.00% 2008		10,000	9,726
Hospira, Inc. 4.95% 2009		7,391	7,273
Concentra Operating Corp. 9.50% 2010		3,020	3,186
Concentra Operating Corp. 9.125% 2012		3,460	3,642
Omnicare, Inc. 6.875% 2015		2,500	2,506
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015		2,000	2,145
Mylan Laboratories Inc. 5.75% 2010		2,025	2,010
Team Finance LLC and Health Finance Corp. 11.25% 2013[1]		1,575	1,622
MedCath Holdings Corp. 9.875% 2012		1,000	1,045
			265,629

CONSUMER STAPLES — 1.06%
CVS Corp. 6.117% 2013[1,3]		26,319	26,630
CVS Corp. 5.789% 2026[1,3]		9,940	9,621
CVS Corp. 5.298% 2027[1,3]		12,599	11,912
Tyson Foods, Inc. 6.60% 2016		32,265	31,926
H.J. Heinz Co. 6.428% 2020[1]		18,820	19,164
Rite Aid Corp. 6.125% 2008[1]		2,750	2,688
Rite Aid Corp. 9.50% 2011		4,500	4,770
Rite Aid Corp. 6.875% 2013		5,485	4,827
Rite Aid Corp. 9.25% 2013		2,575	2,524
Rite Aid Corp. 7.50% 2015		1,000	975
Diageo Capital PLC 3.50% 2007		5,000	4,861
Diageo Capital PLC 4.375% 2010		2,395	2,301
Grand Metropolitan Investment Corp. 7.45% 2035		3,930	4,643
Cadbury Schweppes Investments PLC, Series 41, 4.25% 2009		€4,250	5,209
Cadbury Schweppes US Finance LLC 5.125% 2013[1]		$6,750	6,500
Nabisco, Inc. 7.05% 2007		6,500	6,616
Kraft Foods Inc. 6.50% 2031		4,600	4,815
Wal-Mart Stores, Inc. 5.45% 2006		10,000	10,014
Kellogg Co. 6.60% 2011		4,000	4,187
Kellogg Co. 7.45% 2031		4,100	4,820
Vitamin Shoppe Industries, Inc. 12.249% 2012[1,2]		7,740	7,918
Jean Coutu Group (PJC) Inc. 7.625% 2012		800	782
Jean Coutu Group (PJC) Inc. 8.50% 2014		7,400	6,827
Gold Kist Inc. 10.25% 2014		6,783	7,360
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020[3]		524	547
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025[3]		6,310	6,789
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012		6,560	6,626
Rayovac Corp. 8.50% 2013		1,500	1,395
Spectrum Brands, Inc. 7.375% 2015		5,830	5,101
Anheuser-Busch Companies, Inc. 9.00% 2009		2,600	2,912
Anheuser-Busch Companies, Inc. 6.50% 2043		3,090	3,296
Stater Bros. Holdings Inc. 8.41% 2010[2]		475	487
Stater Bros. Holdings Inc. 8.125% 2012		5,360	5,380
Pathmark Stores, Inc. 8.75% 2012		5,565	5,398
Molson Coors Capital Finance ULC 4.85% 2010		5,000	4,864
Delhaize America, Inc. 8.125% 2011		3,500	3,796
SUPERVALU INC. 7.50% 2012		3,390	3,462
Winn-Dixie Stores, Inc. 8.875% 2008[6]		2,300	1,829
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 4.40% 2017[1,3,9]		1,556	1,261
Playtex Products, Inc. 9.375% 2011		2,375	2,494
Elizabeth Arden, Inc. 7.75% 2014		1,780	1,833
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011		1,500	1,628
Albertson’s, Inc. 8.00% 2031		1,000	933
			251,921

INFORMATION TECHNOLOGY — 1.01%
Electronic Data Systems Corp. 6.334% 2006		18,000	18,079
Electronic Data Systems Corp. 7.125% 2009		9,745	10,245
Electronic Data Systems Corp., Series B, 6.50% 2013[2]		58,375	59,450
Electronic Data Systems Corp. 7.45% 2029		17,790	18,931
Cisco Systems, Inc. 5.25% 2011		45,750	45,408
Motorola, Inc. 8.00% 2011		7,250	8,127
Motorola, Inc. 5.22% 2097		14,250	11,181
Celestica Inc. 7.875% 2011		10,505	10,768
Celestica Inc. 7.625% 2013		4,170	4,201
Sanmina-SCI Corp. 6.75% 2013		12,750	12,208
SunGard Data Systems Inc. 9.125% 2013[1]		8,175	8,686
SunGard Data Systems Inc. 10.25% 2015[1]		2,000	2,115
Hyundai Semiconductor America, Inc. 8.625% 2007[1]		10,150	10,409
Jabil Circuit, Inc. 5.875% 2010		4,750	4,760
Solectron Global Finance Ltd 8.00% 2016[1]		4,000	4,030
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 6.875% 2011		4,000	3,860
Sabre Holdings Corp. 6.35% 2016		3,325	3,235
Iron Mountain Inc. 7.75% 2015		2,010	2,035
Amkor Technology, Inc. 7.125% 2011		1,360	1,258
Flextronics International Ltd. 6.50% 2013		925	923
Freescale Semiconductor, Inc. 6.875% 2011		750	771
Exodus Communications, Inc. 11.625% 2010[6,7]		1,132	0
			240,680

MORTGAGE-BACKED OBLIGATIONS[3]— 20.81%
Fannie Mae 7.00% 2009		83	84
Fannie Mae 7.50% 2009		148	151
Fannie Mae 7.50% 2009		120	123
Fannie Mae 7.50% 2009		30	30
Fannie Mae 7.50% 2009		29	30
Fannie Mae 7.50% 2009		24	24
Fannie Mae 7.50% 2009		21	22
Fannie Mae 8.50% 2009		88	90
Fannie Mae 9.50% 2009		28	29
Fannie Mae 7.00% 2010		68	69
Fannie Mae, Series 2000-T5B, 7.30% 2010		57,100	61,387
Fannie Mae, Series 2001-T6B, 6.088% 2011		48,000	49,646
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012		46,225	44,191
Fannie Mae 4.89% 2012		25,000	24,267
Fannie Mae 4.00% 2015		33,548	31,636
Fannie Mae 6.00% 2016		4,555	4,617
Fannie Mae 6.00% 2016		2,376	2,408
Fannie Mae 6.00% 2016		2,177	2,206
Fannie Mae 6.00% 2016		1,241	1,258
Fannie Mae 7.00% 2016		319	327
Fannie Mae 11.50% 2016		656	738
Fannie Mae 6.00% 2017		1,592	1,613
Fannie Mae 5.00% 2018		26,085	25,510
Fannie Mae 5.00% 2018		18,306	17,903
Fannie Mae 5.00% 2018		9,995	9,775
Fannie Mae 5.50% 2018		3,338	3,323
Fannie Mae 9.00% 2018		49	52
Fannie Mae 10.00% 2018		496	551
Fannie Mae 5.50% 2019		34,795	34,644
Fannie Mae 5.50% 2019		13,244	13,172
Fannie Mae 12.00% 2019		593	678
Fannie Mae, Series 90-93, Class G, 5.50% 2020		48	48
Fannie Mae 11.00% 2020		205	230
Fannie Mae 11.266% 2020[2]		566	644
Fannie Mae 4.50% 2021		7,400	7,073
Fannie Mae 9.00% 2022		215	228
Fannie Mae 7.50% 2023		134	141
Fannie Mae, Series 2001-4, Class GA, 10.254% 2025[2]		1,002	1,103
Fannie Mae, Series 2001-4, Class NA, 10.298% 2025[2]		5,110	5,703
Fannie Mae 5.486% 2026[2]		965	986
Fannie Mae 7.00% 2026		1,786	1,856
Fannie Mae 8.50% 2027		18	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028		2,923	2,823
Fannie Mae 7.00% 2028		966	998
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028		7,062	7,312
Fannie Mae 6.50% 2029		337	339
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029		1,072	1,113
Fannie Mae 7.50% 2029		85	89
Fannie Mae 7.50% 2029		83	87
Fannie Mae 7.00% 2030		239	247
Fannie Mae 7.50% 2030		279	292
Fannie Mae 6.50% 2031		1,404	1,436
Fannie Mae 6.50% 2031		855	875
Fannie Mae 6.50% 2031		531	544
Fannie Mae 6.50% 2031		168	171
Fannie Mae 7.00% 2031		447	461
Fannie Mae 7.50% 2031		690	722
Fannie Mae 7.50% 2031		76	80
Fannie Mae, Series 2001-20, Class E, 9.612% 2031[2]		176	193
Fannie Mae, Series 2001-20, Class C, 12.033% 2031[2]		219	244
Fannie Mae 6.00% 2032		1,213	1,216
Fannie Mae 6.50% 2032		9,686	9,907
Fannie Mae 6.50% 2032		5,665	5,792
Fannie Mae 7.00% 2032		303	312
Fannie Mae 3.76% 2033[2]		3,963	3,867
Fannie Mae 5.50% 2033		80,841	79,070
Fannie Mae 6.00% 2034		3,225	3,226
Fannie Mae 6.00% 2034		2,643	2,644
Fannie Mae 6.00% 2034		2,284	2,284
Fannie Mae 6.00% 2034		2,093	2,093
Fannie Mae 6.00% 2034		633	633
Fannie Mae 6.00% 2034		426	427
Fannie Mae 4.495% 2035[2]		4,513	4,410
Fannie Mae 4.583% 2035[2]		21,846	21,378
Fannie Mae 5.00% 2035		38,103	36,276
Fannie Mae 5.00% 2035		9,721	9,255
Fannie Mae 5.50% 2035		126,429	123,501
Fannie Mae 5.50% 2035		12,118	11,838
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035		6,859	6,722
Fannie Mae 6.00% 2035		16,617	16,629
Fannie Mae 6.00% 2035		2,709	2,709
Fannie Mae 6.00% 2035		2,347	2,347
Fannie Mae 6.00% 2035		835	836
Fannie Mae 6.00% 2035		743	744
Fannie Mae 5.50% 2036		230,750	225,198
Fannie Mae 6.00% 2036		79,497	79,494
Fannie Mae 6.00% 2036		19,555	19,554
Fannie Mae 6.00% 2036		2,503	2,503
Fannie Mae, Series 2003-W10, Class 1A-2B, 3.112% 2037		2,955	2,942
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041		10,623	10,911
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041		3,370	3,468
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042		7,944	8,212
Freddie Mac 8.25% 2007		46	47
Freddie Mac 8.25% 2007		12	12
Freddie Mac 8.50% 2007		7	7
Freddie Mac, Series H009, Class A-2, 1.876% 2008[2]		7	7
Freddie Mac 8.00% 2008		7	7
Freddie Mac 8.50% 2008		23	24
Freddie Mac 8.50% 2008		22	22
Freddie Mac 8.50% 2008		7	7
Freddie Mac 8.50% 2008		3	3
Freddie Mac 8.75% 2008		70	72
Freddie Mac 8.75% 2008		22	22
Freddie Mac 8.75% 2008		9	9
Freddie Mac 8.75% 2008		9	9
Freddie Mac 8.00% 2009		6	6
Freddie Mac 8.50% 2009		122	126
Freddie Mac 8.50% 2010		124	127
Freddie Mac 8.50% 2010		70	71
Freddie Mac 4.00% 2015		46,019	43,143
Freddie Mac 6.00% 2017		768	777
Freddie Mac, Series 2310, Class A, 10.585% 2017[2]		1,136	1,225
Freddie Mac 5.00% 2018		25,130	24,545
Freddie Mac 11.00% 2018		147	163
Freddie Mac 8.50% 2020		243	259
Freddie Mac 8.50% 2020		79	85
Freddie Mac, Series 41, Class F, 10.00% 2020		196	196
Freddie Mac, Series 178, Class Z, 9.25% 2021		136	143
Freddie Mac 8.00% 2026		145	155
Freddie Mac 8.50% 2027		34	36
Freddie Mac 4.65% 2035[2]		26,564	25,943
Freddie Mac 4.79% 2035[2]		13,923	13,648
Freddie Mac 5.00% 2035		47,764	45,436
Freddie Mac 5.00% 2035		11,326	10,774
Freddie Mac, Series 3061, Class PN, 5.50% 2035		63,093	62,563
Freddie Mac 5.50% 2035		23,896	23,331
Freddie Mac 5.50% 2035		23,758	23,196
Freddie Mac 6.50% 2035		1,272	1,297
Freddie Mac 6.50% 2035		910	928
Freddie Mac 6.50% 2035		881	898
Freddie Mac 4.50% 2036		25,200	23,229
Freddie Mac 6.00% 2036		392,814	393,073
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 2-A-1, 5.00% 2019		11,508	11,188
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 7-A-1, 5.00% 2020		4,804	4,639
Countrywide Alternative Loan Trust, Series 2005-9CB, Class 2-A-1, 6.00% 2020		8,896	8,854
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 4.618% 2035[2]		33,092	33,092
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035		102,412	101,293
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035		59,304	58,720
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035		39,530	38,923
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035		23,711	23,256
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035		16,694	16,511
Countrywide Alternative Loan Trust, Series 2005-13CB, Class A-3, 5.50% 2035		6,439	6,290
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035		3,272	3,210
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035		37,607	36,968
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035		20,341	20,404
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035		1,370	1,358
Countrywide Alternative Loan Trust, Series 2005-73CB, Class 1-A-11, 5.50% 2036		9,573	9,027
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032		1,869	1,880
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032		196	197
CS First Boston Mortgage Securities Corp., Series 2003-AR12, Class II-A-2, 4.319% 2033[2]		1,107	1,102
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033		10,143	10,242
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033		2,583	2,621
CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class VII-A-2, 4.598% 2034[2]		20,884	20,438
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034		12,919	12,808
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034		7,530	7,612
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-4, 6.505% 2034		460	478
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A-1, 4.106% 2035		1,676	1,624
CS First Boston Mortgage Securities Corp., Series 2005-6, Class VI-A-1, 6.00% 2035		23,780	23,637
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035		12,112	12,127
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035		67,122	69,319
CS First Boston Mortgage Securities Corp., Series 2002-CKP1, Class F, 7.067% 2035[1]		1,500	1,607
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036		26,650	27,665
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037		9,073	8,846
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037		20,000	19,004
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-1, 4.637% 2037		1,100	1,096
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039		20,600	19,472
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-3, 5.711% 2039		14,000	14,013
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040		42,000	41,010
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.802% 2041[2]		5,725	6,194
Bear Stearns Commercial Mortgage Securities Inc., Series 1998-C1, Class A-1, 6.34% 2030		2,157	2,177
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-WF2, Class X, interest only, 0.246% 2031[2]		228,583	2,965
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.756% 2031[1,2]		148,348	4,770
Bear Stearns Commercial Mortgage Securities Inc., Series 2000-WF2, Class A-2, 7.32% 2032		16,480	17,601
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035		22,367	21,707
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class D, 6.94% 2035[1]		3,000	3,169
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-1, 3.688% 2041		3,655	3,574
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041		10,000	9,507
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042		64,000	62,403
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042		38,825	37,224
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-CB2, Class VII-A, 5.50% 2019		1,890	1,864
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR7, Class A-7, 3.842% 2033[2]		32,151	31,373
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR8, Class A, 4.03% 2033[2]		6,939	6,883
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR5, Class A-7, 4.208% 2033[2]		6,235	6,173
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR6, Class A-1, 4.342% 2033[2]		15,979	15,632
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR11, Class A, 4.583% 2034[2]		36,027	35,158
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR2, Class 2-A1, 5.814% 2037[2]		29,611	29,372
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 5.078% 2045[2]		23,070	23,125
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class F, 5.98% 2034[1]		2,500	2,529
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.334% 2037[2]		45,000	44,562
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class E, 6.135% 2037[1]		400	409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039		16,002	15,409
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042		10,000	9,536
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042		10,508	10,248
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042		25,000	24,244
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046		31,455	30,689
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019		2,776	2,692
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034		15,176	14,955
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034		47,667	47,145
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034		2,450	2,408
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035		43,990	42,988
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035		5,000	4,722
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035		5,000	4,813
Residential Accredit Loans, Inc., Series 2005-QS14, Class 2-A-1, 6.00% 2035		5,895	5,851
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036		9,786	9,730
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 3.459% 2033[2]		4,444	4,345
CHL Mortgage Pass-Through Trust, Series 2003-27, Class A-1, 3.713% 2033[2]		9,957	9,749
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.657% 2034[2]		11,695	11,440
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-3, 5.154% 2034[2]		5,211	5,161
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.72% 2035[2]		82,540	81,960
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 3.987% 2033[2]		28,805	28,063
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 4.062% 2033[2]		6,535	6,389
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.124% 2033[2]		6,222	6,121
Bear Stearns ARM Trust, Series 2004-3, Class II-A, 4.254% 2034[2]		16,227	15,688
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.981% 2034[2]		2,636	2,590
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]		51,800	49,864
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030		42,318	43,194
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030		11,960	12,181
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032		10,633	11,032
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032		16,568	17,614
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[1]		36,000	34,840
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[1]		43,000	41,448
Bear Stearns ALT-A Trust, Series 2005-9, Class II-6A-1, 5.858% 2035[2]		32,560	32,513
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 6.00% 2036[2]		35,400	35,365
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036		55,750	57,805
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041		9,655	9,237
Residential Asset Mortgage Products Trust, Series 2004-RS3, Class A-I-2, 3.052% 2029		538	534
Residential Asset Mortgage Products Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032		10,000	9,846
Residential Asset Mortgage Products Trust, Series 2004-RZ3, Class A-I-4, 4.572% 2033		6,038	5,846
Residential Asset Mortgage Products Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[2]		10,000	9,664
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033		9,000	8,679
Residential Asset Mortgage Products Trust, Series 2004-RS10, Class A-I-6, 4.55% 2034		26,100	24,861
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 5-A1, 6.04% 2035[2]		31,143	31,136
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 4-A-1, 6.00% 2036[2]		18,000	18,030
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]		9,897	9,900
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029		9,612	9,756
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class D, 6.997% 2029		8,300	8,478
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034		30,250	31,409
GMAC Commercial Mortgage Securities, Inc., Series 1998-C2, Class C, 6.50% 2035		9,000	9,233
IndyMac INDX Mortgag Loan Trust, Series 2006-AR5, Class 2-A-1, 5.892% 2036[2]		53,000	52,809
Banc of America Funding Corp., Series 2005-H, Class 9-A-1, 5.978% 2035[2]		52,065	52,131
Nykredit 4.00% 2035		DKr333,244	50,368
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 5.576% 2045[2]		$48,400	$48,884
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1]		22,500	22,304
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1]		3,350	3,325
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1]		10,000	9,956
Tower Ventures, LLC, Series 2006-1, Class E, 6.495% 2036[1]		4,000	3,991
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1]		8,730	8,669
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033[1]		3,089	3,108
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033		17,250	17,950
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-2, 6.226% 2035		8,047	8,117
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035		16,420	17,041
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[1]		41,310	44,409
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1]		33,000	32,752
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1]		3,300	3,282
SBA CMBS Trust, Series 2005-1, Class E, 6.706% 2035[1]		7,460	7,485
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class II-A, 4.61% 2033[2]		15,721	15,531
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class II-A-1, 4.60% 2034[2]		27,063	26,614
Banc of America Mortgage Securities Trust, Series 2003-F, Class 2-A-1, 3.734% 2033[2]		24,200	23,476
Banc of America Mortgage Securities Trust, Series 2003-G, Class 2-A-1, 4.088% 2033[2]		7,031	6,929
Banc of America Mortgage Securities Trust, Series 2003-I, Class 3-A-1, 4.532% 2033[2]		10,039	9,820
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.667% 2036[2]		40,417	40,144
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035		4,200	4,051
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-3, 4.608% 2035		1,979	1,908
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042		24,000	23,483
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042		10,000	9,633
Deutsche Genossenschafts-Hypothekenbank AG 5.25% 2009		€29,447	37,569
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035		$22,882	22,683
Residential Asset Securitization Trust, Series 2005-A6CB, Class A-7, 6.00% 2035		14,985	14,880
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.208% 2030[2]		31,076	32,335
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.208% 2030[2]		3,750	3,909
Government National Mortgage Assn. 7.50% 2007		24	24
Government National Mortgage Assn. 6.50% 2008		136	140
Government National Mortgage Assn. 6.50% 2008		42	43
Government National Mortgage Assn. 7.50% 2008		39	39
Government National Mortgage Assn. 7.50% 2008		30	30
Government National Mortgage Assn. 7.50% 2008		26	26
Government National Mortgage Assn. 7.50% 2008		21	22
Government National Mortgage Assn. 7.50% 2008		12	12
Government National Mortgage Assn. 6.50% 2009		55	57
Government National Mortgage Assn. 7.50% 2009		48	49
Government National Mortgage Assn. 7.50% 2009		47	48
Government National Mortgage Assn. 7.50% 2009		43	44
Government National Mortgage Assn. 7.50% 2009		43	43
Government National Mortgage Assn. 7.50% 2009		38	38
Government National Mortgage Assn. 7.50% 2009		29	30
Government National Mortgage Assn. 7.50% 2009		26	26
Government National Mortgage Assn. 9.00% 2009		504	517
Government National Mortgage Assn. 9.50% 2009		545	568
Government National Mortgage Assn. 9.50% 2009		40	41
Government National Mortgage Assn. 9.00% 2016		118	127
Government National Mortgage Assn. 9.00% 2017		37	40
Government National Mortgage Assn. 9.50% 2019		286	318
Government National Mortgage Assn. 8.50% 2020		50	54
Government National Mortgage Assn. 8.50% 2020		46	49
Government National Mortgage Assn. 9.50% 2020		113	125
Government National Mortgage Assn. 10.00% 2020		850	958
Government National Mortgage Assn. 8.50% 2021		282	301
Government National Mortgage Assn. 8.50% 2021		166	177
Government National Mortgage Assn. 8.50% 2021		104	111
Government National Mortgage Assn. 8.50% 2021		43	45
Government National Mortgage Assn. 10.00% 2021		1,852	2,066
Government National Mortgage Assn. 9.00% 2022		28	31
Government National Mortgage Assn. 8.50% 2023		38	40
Government National Mortgage Assn. 8.50% 2024		32	34
Government National Mortgage Assn. 8.50% 2024		27	29
Government National Mortgage Assn. 8.50% 2027		30	32
Government National Mortgage Assn. 8.50% 2028		25	27
Government National Mortgage Assn. 8.50% 2029		29	31
Government National Mortgage Assn. 4.00% 2035[2]		16,192	15,825
Government National Mortgage Assn. 4.00% 2035[2]		7,124	6,942
Government National Mortgage Assn. 4.00% 2035[2]		3,339	3,254
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.998% 2036[2]		30,983	30,973
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033		836	831
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034		1,637	1,624
MASTR Alternative Loan Trust, Series 2005-1, Class 1-A-1, 5.50% 2035		17,946	17,713
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035		4,375	4,287
MASTR Alternative Loan Trust, Series 2005-3, Class 2-A-1, 6.00% 2035		5,731	5,690
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035		716	721
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.699% 2034[2]		28,269	27,458
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3-A, 6.00% 2034		3,421	3,392
Commercial Mortgage Trust, Series 2004-LB3A, Class A-4, 5.234% 2037		10,956	10,815
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038		20,000	18,321
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class A-2, 7.439% 2031		5,000	5,293
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031		17,125	18,266
Chase Manhattan Bank - First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031		5,000	5,338
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035		17,468	17,854
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036		8,613	8,264
Morgan Stanley Dean Witter Capital I Trust, Series 2002-IQ3, Class A-1, 3.48% 2037		1,502	1,476
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030		14,573	14,871
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-1, 6.12% 2031		51	51
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031		10,000	10,248
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC-2, Class II-1A-1, 6.00% 2036		24,381	24,453
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033		254	258
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-2, 6.531% 2033		17,590	18,366
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-1, 5.56% 2038		3,176	3,191
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A-2, 6.07% 2038		2,500	2,577
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025		14,500	15,712
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026		8,300	8,508
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.525% 2027[1,2]		7,541	7,648
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.739% 2027[1,2]		2,750	2,785
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.846% 2028[1,2]		1,796	1,838
Structured Asset Securities Corp., Series 2003-17A, Class 3-A1, 4.01% 2033[2]		2,324	2,297
Structured Asset Securities Corp., Series 2005-6, Class 5-A-4, 5.00% 2035		6,899	6,286
Structured Asset Securities Corp., Series 2005-6, Class 5-A-9, 5.00% 2035		2,820	2,716
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031		18,000	18,650
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035		17,456	17,190
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011[1]		15,074	15,062
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035		14,956	14,780
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.941% 2035[2]		14,495	14,253
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037		12,847	12,754
Dexia Municipal Agency 3.50% 2009		€10,076	12,182
Washington Mutual Securities Corp., Series 2005-AR1, Class A-1-A, 5.078% 2035[2]		$9,247	9,257
Washington Mutual Securities Corp., WMALT Series 2005-1, Class 6-A-1, 6.50% 2035		1,841	1,853
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.33% 2034[2]		11,340	11,017
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032		10,000	10,287
DLJ Mortgage Acceptance Corp., Series 1998-CF1, Class A-1B, 6.41% 2031		9,155	9,283
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[1]		8,500	8,327
First Union National Bank Commercial Mortgage Trust, Series 2000-C1, Class A-1, 7.739% 2032		5,066	5,173
First Union National Bank Commercial Mortgage Trust, Series 2001-C4, Class A-1, 5.673% 2033		3,103	3,121
J.P. Morgan Mortgage Trust, Series 2005-A1, Class 4-A-1, 4.781% 2035[2]		8,378	8,025
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.205% 2042		7,875	7,770
Hypothekenbank in Essen AG 5.25% 2008		€6,000	7,506
Rheinische Hypothekenbank Eurobond 4.25% 2008		5,000	6,171
Citigroup Mortgage Loan Trust Inc., Series 2004-HYB1, Class A-3-1, 4.55% 2034[2]		$5,686	5,596
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[1]		5,000	5,154
RAAC Mortgage Loan Asset-backed Trust, Series 2004-SP3, Class A-I-5, 4.89% 2032		5,000	4,765
SACO I Trust, Series 2005-2, Class A, interest only, 6.00% 2007[1]		24,546	1,632
SACO I Trust, Series 2005-1, Class A, interest only, 6.00% 2007[1]		16,489	943
SACO I Trust, Series 2005-3, Class A, interest only, 6.00% 2035[1]		29,359	2,087
Specialty Underwriting and Residential Finance Trust, Series 2004-AA1, Class I-A-1, 5.00% 2034		3,697	3,601
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.335% 2040[1,2]		2,556	2,460
Bank of America Large Loan, Inc., Series 2005-BOCA, Class E, 5.169% 2016[1,2]		1,750	1,754
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030		1,552	1,559
GS Mortgage Securities Corp., Series 1998-2, Class M, 7.75% 2027[1]		673	696
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027		455	454
First Boston Mortgage Securities Corp., Series D, interest only, 10.965% 2017		130	33
First Boston Mortgage Securities Corp., Series D, principal only, 0% 2017		117	94
			4,936,502

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 9.01%
U.S. Treasury 6.875% 2006		119,820	120,110
U.S. Treasury 7.00% 2006		121,090	121,827
U.S. Treasury 3.125% 2007		7,225	7,088
U.S. Treasury 3.375% 2007[10]		62,566	63,250
U.S. Treasury 2.625% 2008		20,000	19,122
U.S. Treasury 3.375% 2008		10,500	10,129
U.S. Treasury 3.625% 2008[10]		33,207	34,109
U.S. Treasury 3.625% 2009		148,000	142,647
U.S. Treasury 3.875% 2009[10]		1,420	1,487
U.S. Treasury 5.50% 2009		5,510	5,621
U.S. Treasury Principal Strip 0% 2009		1,250	1,065
U.S. Treasury 0.875% 2010[10]		10,465	9,911
U.S. Treasury 6.50% 2010		20,000	21,162
U.S. Treasury 3.50% 2011[10]		56,954	60,165
U.S. Treasury 5.00% 2011		25,000	25,203
U.S. Treasury 3.00% 2012[10]		491	511
U.S. Treasury 10.375% 2012		24,500	26,586
U.S. Treasury 3.625% 2013		55,000	50,987
U.S. Treasury 4.25% 2013		113,000	108,692
U.S. Treasury 12.00% 2013		10,000	11,597
U.S. Treasury 2.00% 2014[10]		35,890	35,025
U.S. Treasury 11.25% 2015		70,000	101,653
U.S. Treasury Principal Strip 0% 2015		20,020	12,642
U.S. Treasury 9.25% 2016[11]		30,000	40,073
U.S. Treasury 8.875% 2017		60,000	80,119
U.S. Treasury Principal Strip 0% 2018[11]		31,220	16,998
U.S. Treasury 6.875% 2025		148,700	181,576
U.S. Treasury 6.50% 2026		50,500	59,693
U.S. Treasury 3.875% 2029[10]		2,231	2,860
U.S. Treasury 3.375% 2032[10]		5,808	7,148
U.S. Treasury 4.50% 2036[11]		300,090	281,616
Federal Home Loan Bank 2.375% 2006		69,550	69,522
Federal Home Loan Bank 2.50% 2006		41,145	41,112
Federal Home Loan Bank 2.875% 2006		39,500	39,388
Federal Home Loan Bank 2.875% 2006		37,500	37,137
Federal Home Loan Bank 3.70% 2007		20,000	19,623
Federal Home Loan Bank 5.823% 2009		46,690	47,515
Freddie Mac 4.125% 2009		25,000	24,165
Freddie Mac 4.125% 2010		13,250	12,714
Freddie Mac 5.50% 2011		74,000	75,157
Freddie Mac 6.25% 2012		15,000	15,098
Fannie Mae 5.25% 2012		50,000	49,365
Federal Agricultural Mortgage Corp. 4.25% 2008		17,000	16,664
Federal Agricultural Mortgage Corp. 4.875% 2011[1]		15,000	14,772
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[3]		11,110	10,478
Republic of Egypt; United States Agency for International Development 4.45% 2015		5,000	4,721
			2,138,103

NON-U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES — 6.51%
Japanese Government 0.50% 2007		¥3,834,550	32,649
Japanese Government 0.90% 2008		7,187,550	61,173
Japanese Government 1.80% 2010		487,350	4,248
Japanese Government 1.30% 2011		1,160,250	9,842
Japanese Government 0.50% 2013		3,840,500	30,195
Japanese Government 1.50% 2014		9,148,250	76,604
German Government 4.50% 2006		€54,965	67,019
German Government 4.50% 2009		55,000	68,790
German Government 6.25% 2030		30,500	49,525
United Mexican States Government Global 10.375% 2009		$14,500	16,320
United Mexican States Government, Series MI10, 9.50% 2014		MXP631,500	61,698
United Mexican States Government Global 11.375% 2016		$8,312	11,737
United Mexican States Government, Series M20, 8.00% 2023		MXP153,800	13,238
United Mexican States Government, Series M20, 10.00% 2024		311,500	32,043
United Mexican States Government Global 8.30% 2031		$8,220	9,954
United Mexican States Government Global 7.50% 2033		6,705	7,493
Korean Government 4.50% 2008		KRW71,938,000	73,374
Korean Government 4.50% 2009		18,516,000	18,825
Korean Government 4.00% 2010		8,515,000	8,457
Korean Government 4.25% 2014		32,025,000	30,591
United Kingdom 7.50% 2006		£ 4,490	7,961
United Kingdom 5.00% 2008		1,380	2,423
United Kingdom 4.75% 2010		27,275	47,952
United Kingdom 4.75% 2038		31,730	61,879
Israeli Government 7.50% 2014		ILS464,132	105,070
Polish Government 5.75% 2010		PLZ126,310	40,456
Polish Government 6.00% 2010		157,250	50,986
Canadian Government 4.25% 2026[10]		C$65,786	80,918
Russian Federation 8.25% 2010		$3,556	3,770
Russian Federation 5.00%/7.50% 2030[4]		57,710	63,265
Russian Federation 5.00%/7.50% 2030[1,4]		145	159
French Government O.A.T. Eurobond 5.00% 2011		€ 1,750	2,268
French Government O.A.T. Eurobond Strip Principal 0% 2019		14,000	10,051
French Government O.A.T. Eurobond 5.50% 2029		7,610	11,273
French Government O.A.T. Eurobond 4.75% 2035		31,900	43,406
Swedish Government 5.00% 2009		SKr105,000	$14,174
Swedish Government 5.25% 2011		311,885	43,365
Thai Government 4.125% 2009		THB1,325,000	32,879
Thai Government 5.00% 2014		735,810	18,343
Queensland Treasury Corp. 6.00% 2015		A$57,080	42,242
Spanish Government 4.25% 2007		€31,250	38,451
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014		$19,750	24,688
Export-Import Bank of China 4.875% 2015[1]		20,000	18,859
State of Qatar 9.75% 2030		12,220	17,963
Argentina (Republic of) 4.278% 2012[2]		4,850	3,940
Argentina (Republic of) 5.83% 2033[5,10]		ARS18,379	6,116
Argentina (Republic of) GDP-Linked 2035		53,811	1,607
Argentina (Republic of) 0.72% 2038[10]		11,488	1,673
Italian Government BTPS Eurobond 6.00% 2007		€10,354	13,074
Brazilian Treasury Bill 6.00% 2010[10]		R$1,000	547
Brazil (Federal Republic of) Global 7.875% 2015		$1,250	1,353
Brazil (Federal Republic of) Global 8.00% 2018		644	699
Brazil (Federal Republic of) Global 8.875% 2024		1,375	1,593
Brazil (Federal Republic of) Global 12.25% 2030		425	648
Brazil (Federal Republic of) Global 11.00% 2040		3,110	3,994
Banque Centrale de Tunisie 4.75% 2011		€3,000	3,723
Banque Centrale de Tunisie 7.375% 2012		$4,500	4,866
Corporación Andina de Fomento 6.875% 2012		5,895	6,248
Corporación Andina de Fomento 5.125% 2015		2,000	1,905
Panama (Republic of) Global 7.125% 2026		690	707
Panama (Republic of) Global 8.875% 2027		250	305
Panama (Republic of) Global 9.375% 2029		675	859
Panama (Republic of) Global 6.70% 2036		5,313	5,329
Columbia (Republic of) Global 8.25% 2014		2,500	2,825
Colombia (Republic of) Global 12.00% 2015		COP2,330,000	1,283
Peru (Republic of) 9.125% 2012		$432	490
Peru (Republic of) 8.375% 2016		2,500	2,725
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017[2]		344	328
Turkey (Republic of) 12.375% 2009		500	594
Turkey (Republic of) 15.00% 2010		TRY3,250	2,579
New Zealand Government 4.50% 2016[10]	$	NZ3,697	2,502
Dominican Republic 9.50% 2011[1,5]		$2,290	2,473
Egypt (Arab Republic of) Treasury Bill 0% 2007		EGP6,175	1,006
Egypt (Arab Republic of) Treasury Bill 0% 2007		1,825	297
Venezuela (Republic of) Global 8.50% 2014		$245	275
Venezuela (Republic of) 9.25% 2027		780	993
Guatemala (Republic of) 10.25% 2011[1]		1,000	1,195
			1,545,327

ASSET-BACKED OBLIGATIONS[3]— 5.87%
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[1]		21,000	20,485
ARG Funding Corp., Series 2005-2, Class A-1, AMBAC insured, 4.54% 2009[1]		51,820	51,125
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[1]		32,000	30,679
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[1]		30,000	29,482
Drive Auto Receivables Trust, Series 2005-2, Class A-2, MBIA insured, 4.12% 2010[1]		8,600	8,525
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012		28,125	27,415
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[1]		60,520	58,716
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[1]		17,500	17,432
CWABS, Inc., Series 2004-15, Class AF-2, 3.775% 2024		10,000	9,945
CWABS, Inc., Series 2004-12, Class 2-AV-2, 5.098% 2033[2]		14,110	14,129
CWABS, Inc., Series 2004-10, Class AF-6, 4.485% 2034		16,000	15,542
CWABS, Inc., Series 2004-15, Class 2-AV-2, 5.088% 2034[2]		20,215	20,255
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036		22,666	22,330
CWABS, Inc., Series 2006-5, Class 2-A-1, 4.891% 2027[2]		10,500	10,500
MBNA Credit Card Master Note Trust, Series 2002-1, Class B, 5.15% 2009		17,000	16,987
MBNA Master Credit Card Trust II, Series 1999-B, Class A, 5.90% 2011		3,000	3,064
MBNA Master Credit Card Trust II, Series 1999-B, Class B, 6.20% 2011		3,750	3,849
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013		46,850	45,540
CPS Auto Receivables Trust, Series 2003-A, Class A-2, XLCA insured, 2.89% 2009[1]		3,183	3,180
CPS Auto Receivables Trust, Series 2002-B, Class A-2, XLCA insured, 3.50% 2009[1]		752	745
CPS Auto Receivables Trust, Series 2002-C, Class A-2, XLCA insured, 3.52% 2009[1]		439	438
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[1]		7,141	7,023
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[1]		19,980	19,715
CPS Auto Receivables Trust, Series 2005-B, Class A-2, FSA insured, 4.36% 2012[1]		12,000	11,749
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[1]		7,600	7,512
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[1]		10,000	10,000
WFS Financial Owner Trust, Series 2002-3, Class A-4, 3.50% 2010		7,542	7,489
WFS Financial Owner Trust, Series 2004-1, Class C, 2.49% 2011		2,327	2,271
WFS Financial Owner Trust, Series 2004-1, Class A-4, 2.81% 2011		14,600	14,187
WFS Financial Owner Trust, Series 2005-1, Class A-4, 3.87% 2012		35,250	34,247
Vanderbilt Mortgage and Finance, Inc., Series 2002-B, Class A-3, 4.70% 2018		5,100	5,045
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class A-4, 6.57% 2024		7,660	7,704
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024		10,250	10,464
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026		3,900	4,059
Vanderbilt Mortgage and Finance, Inc., Series 1997-C, Class II-A-1, 4.88% 2027[2]		1,156	1,154
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027		4,545	4,712
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-5, 8.195% 2030		6,889	7,313
Vanderbilt Mortgage and Finance, Inc., Series 2001-C, Class M-1, 6.76% 2032		1,500	1,509
Vanderbilt Mortgage and Finance, Inc., Series 2002-C, Class M-1, 7.82% 2032		3,000	3,138
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[1]		45,000	44,437
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-2, FGIC insured, 4.66% 2020		12,500	12,309
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-3, FGIC insured, 4.16% 2034		3,000	2,943
Residential Funding Mortgage Securities II, Inc., Series 2005-HI1, Class A-4, FGIC insured, 4.70% 2034		19,594	19,214
Residential Funding Mortgage Securities II, Inc., Series 2005-HS1, Class A-1-5, FGIC insured, 4.91% 2035		6,000	5,752
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031		19,084	19,099
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-1-2, 5.048% 2035[2]		19,705	19,739
UPFC Auto Receivables Trust, Series 2005-A, Class A-3, AMBAC insured, 4.34% 2010		14,000	13,832
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011		20,000	19,916
Bear Stearns Asset-backed Securities I Trust, Series 2004-HE11, Class I-A-2, 5.118% 2033[2]		4,750	4,759
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 5.318% 2034[2]		26,057	26,163
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[1]		29,149	27,665
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[1]		14,500	14,269
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[1]		13,000	12,808
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[1]		10,000	9,862
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insures, 5.25% 2013[1]		15,000	14,993
Green Tree Financial Corp., Series 1995-3, Class B-2, 8.10% 2025[6]		3,991	1,038
Green Tree Financial Corp., Series 1996-10, Class A-6, 7.30% 2028		4,057	4,161
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029		8,699	8,939
Green Tree Recreational, Equipment & Consumer Trust, Series 1997-D, 7.25% 2029		5,338	4,792
Green Tree Financial Corp., Series 1997-6, Class B-2, 7.75% 2029[6]		3,051	—
Green Tree Financial Corp., Series 1998-4, Class B-2, 8.11% 2030[6]		8,028	1
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M-1, 6.499% 2033[2]		4,063	4,098
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[1]		22,762	22,328
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class B-1, 7.30% 2021		10,148	10,178
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-4, 6.57% 2027		8,290	8,580
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-5, 7.12% 2032		3,000	3,109
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009		21,750	21,135
Morgan Stanley ABS Capital I, Inc., Series 2004-NC3, Class M-1, 5.348% 2034[2]		20,000	20,071
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012		20,000	19,495
AmeriCredit Automobile Receivables Trust, Series 2003-A-M, Class A-4-A, MBIA insured, 3.10% 2009		1,392	1,368
AmeriCredit Automobile Receivables Trust, Series 2002-C, Class A-4, FSA insured, 3.55% 2009		2,754	2,729
AmeriCredit Automobile Receivables Trust, Series 2003-C-F, Class A-4, FSA insured, 3.48% 2010		15,500	15,345
First Investors Auto Owner Trust, Series 2003-A, Class A, MBIA insured, 2.58% 2011[1]		9,769	9,545
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[1]		10,000	9,891
Consumer Credit Reference Index Securities Program Trust, Series 2002-1A, Class A, 6.935% 2007[1,2]		10,158	10,310
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A, Class FX, 10.421% 2007[1]		8,250	8,437
Providian Gateway Master Trust, Series 2004-DA, Class A, 3.35% 2011[1]		15,000	14,611
Providian Gateway Master Trust, Series 2004-AA, Class C, 5.649% 2011[1,2]		4,000	4,032
New Century Home Equity Loan Trust, Series 2001-NC2, Class M-1, 6.006% 2031[2]		4,351	4,356
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034		11,000	10,895
New Century Home Equity Loan Trust, Series 2004-A, Class M-II, FGIC insured, 5.65% 2034		3,000	2,986
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A, interest only, FGIC insured, 4.00% 2027		163,210	1,766
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027		15,750	15,750
Capital One Multi-asset Execution Trust, Series 2005-7, Class A, 4.70% 2015		10,750	10,394
Capital One Mutli-asset Execution Trust, Series 2006-B1, Class B-1, 5.106% 2019[2]		7,000	7,000
Providian Master Note Trust, Series 2005-A1A, Class A, 4.809% 2012[1,2]		10,000	10,013
Providian Master Note Trust, Series 2005-B1A, Class B, 5.049% 2012[1,2]		3,000	3,013
Providian Master Note Trust, Series 2006-B1, Class B-1, 5.35% 2013[1,2]		4,000	3,990
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013		17,500	16,989
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012		17,000	16,642
CNL Funding, Series 2000-AA, Class A-2, MBIA Insured, 8.044% 2017[1]		13,800	14,473
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009		14,250	14,461
SLM Private Credit Student Loan Trust, Series 2002-A, Class A-2, 5.46% 2030[2]		10,000	10,229
SLM Student Loan Trust, Series 2003-10, Class A-4, 5.15% 2039[1]		£1,160	2,063
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009		$11,950	12,111
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036		11,500	11,281
Capital One Auto Finance Trust, Series 2004-B, Class A-3, MBIA insured, 2.96% 2009		9,661	9,581
Citibank Credit Card Issuance Trust, Class 2005-B1, 4.40% 2010		9,000	8,816
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011		8,825	8,626
Home Equity Asset Trust, Series 2004-2, Class M-1, 5.348% 2034[2]		1,000	1,005
Home Equity Asset Trust, Series 2004-7, Class M-1, 5.438% 2035[2]		7,500	7,573
Nordstrom Credit Card Master Note Trust, Series 2002-1, Class B, 5.449% 2010[1,2]		8,000	8,050
Park Place Securities, Inc., Series 2005-WHQ3, Class A-2-A, 4.898% 2035[2]		7,500	7,500
Specialty Underwriting and Residential Finance Trust, Series 2004-BC4, Class A-2B, 5.128% 2035[2]		7,450	7,466
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class A-4, 5.298% 2034[2]		7,224	7,234
Discover Card Master Trust I, Series 1996-4, Class B, 5.299% 2013[2]		7,000	7,130
GreenPoint Credit Manufactured Housing Contract Trust, Series 2000-7, Class A-1, MBIA insured, 5.043% 2022[2]		7,056	7,088
American Express Credit Account Master Trust, Series 2005-3, Class B, 4.889% 2011[2]		7,000	7,009
ACLC Business Loan Receivables Trust, Series 2002-1, Class A-2, 7.462% 2022[1]		6,642	6,742
First USA Credit Card Master Trust, Series 1997-4, Class C, 5.573% 2010[1,2]		6,630	6,656
PCR Auto Receivables Trust, Series 2004-1, Class A-2, XLCA insured, 3.995% 2010[1]		6,357	6,307
MMCA Auto Owner Trust, Series 2001-3, Class B, 5.699% 2008[2]		450	450
MMCA Auto Owner Trust, Series 2002-4, Class B, 3.82% 2009		1,077	1,069
MMCA Auto Owner Trust, Series 2002-2, Class A-4, 4.30% 2010		4,723	4,713
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-1, 2.87% 2013		1,740	1,724
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-1, 5.73% 2035		2,500	2,393
Origen Manufactured Housing Contract Trust, Series 2004-B, Class M-2, 6.51% 2035		2,000	1,994
AESOP Funding II LLC, Series 2003-2, Class A-1, MBIA insured, 2.74% 2007[1]		6,000	5,982
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014		3,817	3,633
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-4, 5.27% 2018		1,957	1,916
Drivetime Auto Owner Trust, Series 2004-C, Class A-3, XLCA insured, 3.493% 2010[1]		5,584	5,505
Impac CMB Grantor Trust, Series 2004-6, Class M-4, 5.968% 2034[2]		5,428	5,465
Chase Credit Card Owner Trust, Series 2003-6, Class B, 5.099% 2011[2]		5,000	5,033
West Penn Funding LLC, Series 1999-A, Class A-4, 6.98% 2008		4,500	4,609
Advanta Business Card Master Trust, Series 2005-C1, Class C, 5.286% 2011[2]		2,000	2,003
Advanta Business Card Master Trust, Series 2005-A2, Class A-1, 4.906% 2013[2]		2,000	1,997
Centex Home Equity Loan Trust, Series 2005-A, Class AF-4, 4.72% 2031		1,750	1,726
Centex Home Equity Loan Trust, Series 2005-A, Class AF-6, 4.69% 2035		2,000	1,938
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]		3,490	3,359
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[1]		3,400	3,319
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030		2,693	2,685
Harley-Davidson Motorcycle Trust, Series 2001-3, Class B, 3.72% 2009		251	249
Harley-Davidson Motorcycle Trust, Series 2001-3, Class A-2, 4.04% 2009		1,353	1,344
Harley-Davidson Motorcycle Trust, Series 2002-2, Class B, 2.84% 2010		957	933
California Infrastructure and Economic Development Bank, Special Purpose Trust, SCE-1,
Series 1997-1, Class A-6, 6.38% 2008		624	628
California Infrastructure and Economic Development Bank, Special Purpose Trust, PG&E-1,
Series 1997-1, Class A-7, 6.42% 2008		1,526	1,533
Hyundai Auto Receivables Trust, Series 2002-A, Class C, 3.91% 2009[1]		2,000	1,989
Advanta Mortgage Loan Trust, Series 1999-2, Class A-6, AMBAC insured, 6.82% 2029		1,842	1,839
New South Motor Vehicle Trust, Series 2002-A, Class A-3, AMBAC insured, 3.03% 2010		1,223	1,208
Financial Pacific Funding II, LLC, Series 2003-A, Class A, FSA insured, 2.29% 2009[1]		1,097	1,084
Capital One Master Trust, Series 2002-1A, Class B, 5.349% 2011[2]		1,000	1,013
NPF XII, Inc., Series 1999-3, Class B, 2.389% 2003[1,2,8]		3,000	0
NPF XII, Inc., Series 2001-1A, Class A, 1.989% 2004[1,2,8]		7,000	280
NPF XII, Inc., Series 2001-3, Class A, 5.52% 2007[1,6]		16,000	640
Option One Mortgage Loan Trust, Series 2002-1, Class M-1, 5.568% 2032[2]		581	581
Continental Auto Receivables Owner Trust, Series 2000-B, Class CTFS, MBIA insured, 7.11% 2007[1]		543	543
SeaWest Securitization, LLC, Series 2002-A, Class A-3, XLCA insured, 3.58% 2008[1]		263	261
SeaWest Securitization, LLC, Series 2003-A, Class A-2, XLCA insured, 2.84% 2009[1]		148	146
			1,392,586

MUNICIPALS — 0.90%
State of California, Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A-1, 6.25% 2033		64,975	70,278
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027		38,330	40,560
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025		28,051	27,562
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025		20,639	20,636
State of California, Department of Water Resources, Power Supply Revenue Bonds, Series 2002-E, 4.33% 2006		13,320	13,315
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series 2001-B, 5.50% 2030		10,000	10,295
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 3.83% 2008		5,000	4,854
State of California, Los Angeles County Metropolitan Transportation Authority, General Revenue Refunding Bonds (Workers’ Compensation Funding Program), Series 2003, AMBAC insured, 4.56% 2010		5,000	4,849
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds (San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[1]		8,861	8,981
State of Washington, Tobacco Settlement Authority, Asset-backed Bonds, Series 2002, 6.50% 2026		6,715	7,300
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 2.88% 2007		2,000	1,958
State of New York, Housing Finance Agency, State Personal Income Tax Revenue Bonds (Economic Development and Housing), Series B, 3.09% 2007		2,200	2,136
			212,724

Total bonds & notes (cost: $21,346,219,000)			21,220,682

		Shares or	Market value
Convertible securities — 0.39%		principal amount	(000)

INFORMATION TECHNOLOGY — 0.11%
Conexant Systems, Inc. 4.00% convertible notes 2007		$14,700,000	$14,424
SCI Systems, Inc. 3.00% convertible debentures 2007		$12,000,000	11,670
			26,094

CONSUMER DISCRETIONARY — 0.10%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010		€9,005,000	11,079
General Motors Corp., Series B, 5.25% convertible debentures 2032		$14,455,000	9,390
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032		128,100	3,849
			24,318

TELECOMMUNICATION SERVICES — 0.09%
American Tower Corp. 5.00% convertible debentures 2010		$21,000,000	20,895

UTILITIES — 0.07%
AES Trust VII 6.00% convertible preferred 2008		351,450	16,993

FINANCIALS — 0.02%
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008		70,400	3,583

MISCELLANEOUS — 0.00%
Other convertible securities in initial period of acquisition			932

Total convertible securities (cost: $82,974,000)			92,815

Preferred securities — 3.20%		Shares

FINANCIALS — 3.20%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred[1,2]		121,238,000	131,692
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred[1,2]		57,500,000	61,173
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred[1,2]		87,750,000	100,279
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up perpetual preferred[1,2]		25,000,000	36,267
HSBC Capital Funding LP 8.03% noncumulative preferred[2]		20,000,000	29,214
Fannie Mae, Series O, 7.065% preferred[1]		1,205,000	65,108
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]		1,670,000	44,046
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual preferred capital securities[1]		230,000	5,872
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred[1,2]		21,750,000	22,492
BNP Paribas Capital Trust 9.003% noncumulative trust preferred[1,2]		19,000,000	21,472
ING Capital Funding Trust III 8.439% noncumulative preferred[2]		31,000,000	34,475
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares		1,200,000	31,680
RBS Capital Trust I 4.709% noncumulative trust preferred[2]		18,550,000	17,203
Royal Bank of Scotland Group PLC 6.625%[2]		4,700,000	6,201
RBS Capital Trust IV 5.779% noncumulative trust preferred[2]		5,000,000	5,062
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[1,2]		24,970,000	23,740
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred[1,2]		17,638,000	18,987
Weingarten Realty Investors, Series D, 6.75% preferred 2008		400,000	10,160
Weingarten Realty Investors, Series E, 6.95% cumulative redeemable preferred depositary shares		250,000	6,350
Standard Chartered Capital Trust I 8.16%[2]		10,000,000	13,922
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred[1,2]		12,000,000	13,057
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[1,2]		11,250,000	12,168
HVB Funding Trust VIII 7.055%[2]		7,400,000	10,221
Deutsche Bank Capital Funding Trust VII 5.628% noncumulative trust preferred[1,2]		10,000,000	9,658
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2]		5,750,000	6,010
HBOS Capital Funding LP, Series A, 6.461% noncumulative preferred[2]		3,000,000	5,697
ACE Ltd., Series C, 7.80% preferred depositary shares		217,355	5,695
New Plan Excel Realty Trust, Inc., Series D, 7.80% preferred cumulative step-up premium rate		112,500	5,642
Nationwide Health Properties, Inc., Series A, 7.677% preferred cumulative step-up premium rate		50,000	4,991
			758,534

CONSUMER STAPLES — 0.00%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039		18,500	463

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc. - MOD III Inc., units[7,12,13]		1,447	215

CONSUMER DISCRETIONARY — 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009[12]		50,565	25

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc. 14.00% preferred 2009[5,7,12]		24	0

Total preferred securities (cost: $695,086,000)			759,237

Common stocks — 0.36%

UTILITIES — 0.25%
Drax Group PLC[12]		4,430,290	59,520

FINANCIALS — 0.04%
Beverly Hills Bancorp Inc.		883,800	9,368

TELECOMMUNICATION SERVICES — 0.04%
Dobson Communications Corp., Class A1,12		1,051,359	8,432
XO Holdings, Inc.[12]		7,536	30
			8,462

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[1,7,12]		3,984,039	3,984
Delta Air Lines, Inc.[1,12]		312,961	178
			4,162

INFORMATION TECHNOLOGY — 0.01%
ZiLOG, Inc.[12,13]		879,000	2,699

HEALTH CARE — 0.00%
Clarent Hospital Corp.[7,12,13]		331,291	166

MISCELLANEOUS — 0.00%
Other common stocks in initial period of acquisition			$362

Total common stocks (cost: $56,173,000)			84,739

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[12]		15,077	7
XO Holdings, Inc., Series B, warrants, expire 2010[12]		11,307	4
XO Holdings, Inc., Series C, warrants, expire 2010[12]		11,307	3
GT Group Telecom Inc., warrants, expire 2010[1,7,12]		2,750	0

Total warrants (cost: $143,000)			14

Short-term securities — 7.29%		Principal amount (000)

Federal Home Loan Bank 4.54%-4.675% due 5/19-6/14/2006[11]		$192,000	190,467
Federal Home Loan Bank 4.455%-4.465% due 4/12-4/17/2006		42,400	42,317
Ciesco LLC 4.66% due 4/24/2006[1]		50,000	49,844
CAFCO, LLC 4.74%-4.75% due 5/15-5/17/2006[1,11]		81,700	81,203
CAFCO, LLC 4.57%-4.64% due 4/10-4/25/2006[1]		70,000	69,813
Atlantic Industries 4.60%-4.69% due 5/2-6/2/2006[1,11]		108,300	107,726
Coca-Cola Co. 4.55%-4.61% due 5/3-5/5/2006[11]		71,200	70,896
Preferred Receivables Funding Corp. 4.55%-4.56% due 4/5-4/6/2006[1]		75,162	75,110
Park Avenue Receivables Co., LLC 4.67%-4.76% due 5/2-5/8/2006[1,11]		50,000	49,771
Park Avenue Receivables Co., LLC 4.76% due 4/28/2006[1]		25,300	25,206
Bank of America Corp. 4.54%-4.585% due 4/12-4/19/2006		80,000	79,849
Bank of America Corp. 4.712% due 5/19/2006[11]		50,000	49,693
Ranger Funding Co. LLC 4.58% due 4/4/2006[1]		20,000	19,990
Variable Funding Capital Corp. 4.54%-4.64% due 4/7-4/27/2006[1]		92,500	92,348
Wal-Mart Stores Inc. 4.455%-4.67% due 4/11-4/26/2006[1]		47,800	47,680
Wal-Mart Stores Inc. 4.74%-4.77% due 6/6-6/27/2006[1,11]		45,000	44,540
International Lease Finance Corp. 4.645% due 5/8/2006[11]		50,000	49,760
International Lease Finance Corp. 4.51%-4.52% due 4/4-4/10/2006		33,600	33,568
Gannett Co. 4.48%-4.50% due 4/4-4/12/2006[1]		70,100	70,039
Freddie Mac 4.65% due 5/30/2006[11]		51,500	51,094
Procter & Gamble Co. 4.52% due 4/7/2006[1]		50,000	49,956
Clipper Receivables Co., LLC 4.65% due 4/18/2006[1]		50,000	49,884
Edison Asset Securitization LLC 4.59% due 4/27/2006[1]		50,000	49,837
Concentrate Manufacturing Co. of Ireland 4.73% due 5/1/2006[1]		34,200	34,061
Concentrate Manufacturing Co. of Ireland 4.73% due 5/2/2006[1,11]		14,200	14,140
Pfizer Investment Capital PLC 4.61% due 4/18/2006[1]		44,880	44,776
Federal Farm Credit Banks 4.59% due 6/1/2006[11]		34,000	33,721
FCAR Owner Trust I 4.60% due 4/24/2006		30,000	29,911
Three Pillars Funding, LLC 4.58%-4.85% due 4/3/2006[1]		29,362	29,347
U.S. Treasury Bills 4.393% due 4/20/2006		22,200	22,151
Triple-A One Funding Corp. 4.88% due 6/29/2006[1,11]		22,325	22,053
DuPont (E.I.) de Nemours & Co. 4.63% due 5/10/2006[1,11]		21,000	20,892
Caterpillar Financial Services Corp. 4.57% due 4/28/2006		10,500	10,463
BellSouth Corp. 4.52% due 4/11/2006[1]		10,400	10,387
Hershey Co. 4.73% due 5/4/2006[1,11]		7,600	7,566

Total short-term securities (cost: $1,730,037,000)			1,730,059

Total investment securities (cost: $23,910,632,000)			$23,887,546
Other assets less liabilities			(161,156)

Net assets			$23,726,390

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $5,199,205,000, which represented 21.91% of the net assets of the fund.
2 Coupon rate may change periodically.
3 Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturities are shorter than the stated maturities.
4 Step bond; coupon rate will increase at a later date.
5 Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6 Company not making scheduled interest payments; bankruptcy proceedings pending.
7 Valued under fair value procedures adopted by authority of the board of directors.
8 Company did not make principal payment upon scheduled maturity date; reorganization pending.
9 Scheduled interest payments not made; reorganization pending.
10Index-linked bond whose principal amount moves with a government retail price index.
11This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
12Security did not produce income during the last 12 months.
13The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2006, appear below.
Company	Beginning shares	Purchases	Sales	Ending shares	Dividend Income (000)	Market value of affiliates at 3/31/06 (000)

ZiLOG, Inc.	879,000	—	—	879,000	$—	$2,699
ZiLOG, Inc. - MOD III Inc., units	1,447	—	—	1,447	—	215
Clarent Hospital Corp.	331,291	—	—	331,291	—	166
					$—	$3,080

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$416,512
Gross unrealized depreciation on investment securities	(492,497)
Net unrealized depreciation on investment securities	(75,985)
Cost of investment securities for federal income tax purposes	23,963,531

MFGEFP-908-0506-S4548

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA, INC.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and PEO

Date: May 26, 2006

By /s/ Susi M. Silverman
Susi M. Silverman, Treasurer and PFO

Date: May 26, 2006